As filed with the Securities and Exchange Commission on
                         March 30, 1998
                       (File No. 2-17613)


               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Post-Effective Amendment No.    98      [ X ]

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                    Amendment No.      [ X ]


                            IVY FUND
       (Exact Name of Registrant as Specified in Charter)

                   Via Mizner Financial Plaza
              700 South Federal Highway - Suite 300
                   Boca Raton, Florida  33432
            (Address of Principal Executive Offices)

         Registrant's Telephone Number:  (800) 777-6472

                        C. William Ferris
              Mackenzie Investment Management Inc.
                   Via Mizner Financial Plaza
              700 South Federal Highway - Suite 300
                   Boca Raton, Florida  33432
             (Name and Address of Agent for Service)

                           Copies to:

                     Joseph R. Fleming, Esq.
                     Dechert Price & Rhoads
           Ten Post Office Square, South - Suite 1230
                        Boston, MA  02109


[ X ]        It is proposed that this Post-Effective Amendment
will
          become effective on April 6, 1998 pursuant to paragraph
          (b) of Rule 485.

[ X ]        This Post-Effective Amendment designates a new
          effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered...Shares of Beneficial
     Interest, No Par Value Per Share

THIS POST-EFFECTIVE AMENDMENT NO. 98 TO THE REGISTRATION
STATEMENT OF IVY FUND (THE "REGISTRANT") IS BEING MADE TO FILE CERTAIN EXHIBITS TO THE REGISTRANT'S REGISTRATION STATEMENT INCLUDING IVY
HIGH YIELD FUND'S (THE "FUND") INITIAL BALANCE SHEET, TO
DESIGNATE A NEW EFFECTIVE DATE FOR THE PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT IN WHICH THE FUND'S PROSPECTUSES AND STATEMENTS OF
ADDITIONAL INFORMATION WERE INCLUDED, AND TO EFFECT CERTAIN OTHER CHANGES. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL
INFORMATION THAT ARE INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 98 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR IVY MONEY MARKET FUND, IVY ASIA PACIFIC FUND, IVY BOND FUND, IVY CANADA FUND, IVY CHINA REGION FUND, IVY US EMERGING GROWTH FUND, IVY GLOBAL FUND, IVY GLOBAL NATURAL RESOURCES FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY GROWTH FUND, IVY GROWTH WITH INCOME FUND,
IVY INTERNATIONAL FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY SOUTH AMERICA FUND, IVY DEVELOPING
NATIONS FUND AND IVY PAN-EUROPE FUND, WHICH ARE NOT INCLUDED IN,
BUT ARE INCORPORATED BY REFERENCE TO, THIS FILING.

                            IVY FUND

                      CROSS REFERENCE SHEET

     Post-Effective Amendment No. 98 contains the Prospectuses and Statements of Additional Information to be used with Ivy High
Yield Fund, one of the eighteen series of Ivy Fund (the "Registrant"). The other series of the Registrant are described in separate prospectuses and statements of additional information, all of which are incorporated by reference.


                   Items Required by Form N-1A

CLASS A, B, C, AND I SHARES
PART A:

1    COVER PAGE:  Cover Page

2    SYNOPSIS:  Expense Information

3    CONDENSED FINANCIAL INFORMATION: Not Applicable

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques; Special Risk Considerations; Appendix A

5    MANAGEMENT OF THE FUND:  Organization and Management of the
     Fund; Investment Manager; Transfer Agent; Fund
     Administration and Accounting

6    CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
     Dividends and Taxes; Choosing a Distribution Option;
     Shareholder Inquiries; Signature Guarantees; Consolidated
     Account Statements

7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Initial Sales Charge Alternative--Class A Shares; Contingent Deferred Sales Charge Alternative--Class A Shares; Qualifying for a Reduced Sales Charge; Contingent Deferred Sales Charge Alternative--Class B and Class C Shares; Automatic Investment Method; Retirement Plans

8    REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
     Account Balance Requirements; Tax Identification Number;
     Certificates; Exchange Privilege; Systematic Withdrawal Plan

9    PENDING LEGAL PROCEEDINGS:  Not Applicable

CLASS A, B, C, AND I SHARES
PART B:

10   COVER PAGE:  Cover Page

11   TABLE OF CONTENTS:  Table of Contents

12   GENERAL INFORMATION AND HISTORY:  Investment Objectives and
     Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional Restrictions;
     Appendix A

14   MANAGEMENT OF THE FUND:  Trustees and Officers; Investment
     Advisory and Other Services

15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
     Allocation; Portfolio Turnover

18 CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights; Conversion of Class B Shares

19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:
     Net Asset Value; Redemptions

20   TAX STATUS:  Taxation

21   UNDERWRITERS:  Investment Advisory and Other Services

22   CALCULATION OF PERFORMANCE DATA:  Performance Information

23   FINANCIAL STATEMENTS:  Financial Statements


ADVISOR CLASS SHARES
PART A:

1    COVER PAGE:  Cover Page

2    SYNOPSIS:  Expense Information

3    CONDENSED FINANCIAL INFORMATION: Not Applicable

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques; Special Risk Considerations; Appendix A

5    MANAGEMENT OF THE FUND:  Organization and Management of the
     Fund; Investment Manager; Transfer Agent; Fund Administration and Accounting

6    CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
     Dividends and Taxes; Choosing a Distribution Option;
     Shareholder Inquiries; Signature Guarantees; Consolidated
     Account Statements

7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its
     Shares; Automatic Investment Method; Retirement Plans

8    REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
     Account Balance Requirements; Tax Identification Number;
     Certificates; Exchange Privilege; Systematic Withdrawal Plan

9    PENDING LEGAL PROCEEDINGS:  Not Applicable

ADVISOR CLASS SHARES
PART B:

10   COVER PAGE:  Cover Page

11   TABLE OF CONTENTS:  Table of Contents

12   GENERAL INFORMATION AND HISTORY:  Investment Objectives and
     Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional Restrictions;
     Appendix A

14   MANAGEMENT OF THE FUND:  Trustees and Officers; Investment
     Advisory and Other Services

15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
     Allocation; Portfolio Turnover

18   CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and Voting
     Rights

19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:
     Net Asset Value; Redemptions

20   TAX STATUS:  Taxation

21   UNDERWRITERS:  Investment Advisory and Other Services

22   CALCULATION OF PERFORMANCE DATA:  Performance Information

23   FINANCIAL STATEMENTS:  Financial Statements

APRIL 6, 1998                                                     IVY FUNDS (R)


Ivy
High
Yield
Funds


----------
Prospectus
----------

Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

[PICTURE]

THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.


     Ivy Fund (the "Trust) is a registered investment company currently consisting of eighteen separate portfolios. One of these portfolios, Ivy High Yield Fund (the"Fund"), is described in this Prospectus. The Fund offers Class A, Class B, Class C and Class I shares through this Prospectus. The Fund's Advisor Class shares are described in a separate prospectus dated April 6, 1998.
     THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME AND, SECONDARILY, CAPITAL APPRECIATION BY INVESTING PRIMARILY IN BELOW INVESTMENT GRADE DEBT SECURITIES.
     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Fund is contained in the Fund's Statement of Additional Information dated April 6,1998 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in to this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THE FUND INVESTS SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INVESTMENT AND RETURN OF PRINCIPAL. THEY CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. REFER TO "INVESTMENT OBJECTIVES AND POLICIES", "RISK FACTORS AND INVESTMENT TECHNIQUES" AND "SPECIAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information ............................................................... 2

Investment Objectives and Policies................................................. 4

Risk Factors and Investment Techniques............................................. 4

Special Risk Considerations........................................................ 6

Organization and Management of the Fund............................................ 7

Investment Manager................................................................. 7

Fund Administration and Accounting................................................. 7

Transfer Agent..................................................................... 7

Alternative Purchase Arrangements.................................................. 7

Dividends and Taxes................................................................ 8

Performance Data................................................................... 8

How to Buy Shares.................................................................. 9

How Your Purchase Price is Determined.............................................. 9

How The Fund Values Its Shares..................................................... 9

Initial Sales Charge Alternative-Class A Shares....................................10

Contingent Deferred Sales Charge-Class A Shares....................................10

Qualifying for a Reduced Sales Charge..............................................10

Contingent Deferred Sales Charge Alternative-

    Class B and Class C Shares.....................................................11

How to Redeem Shares...............................................................12

Minimum Account Balance Requirements...............................................13

Signature Guarantees...............................................................13

Choosing a Distribution Option.....................................................13

Tax Identification Number..........................................................13

Certificates.......................................................................14

Exchange Privilege.................................................................14

Reinvestment Privilege.............................................................14

Systematic Withdrawal Plan.........................................................15

Automatic Investment Method........................................................15

Consolidated Account Statements....................................................15

Retirement Plans...................................................................15

Shareholder Inquiries..............................................................15

Appendix...........................................................................16

Account Application................................................................18


     BOARD OF TRUSTEES                 OFFICERS                         TRANSFER AGENT          INVESTMENT MANAGER

    John S. Anderegg, Jr.      Michael G. Landry, Chairman              Ivy Mackenzie           Ivy Management, Inc.
      Paul H. Broyhill         Keith J. Carlson, President              Services Corp.       700 South Federal Highway
      Keith J. Carlson      James W. Broadfoot, Vice President          P.O. Box 3022          Boca Raton, FL 33432
      Stanley Channick             C. William Ferris,             Boca Raton, FL 33431-0922       1-800-456-5111
   Frank W. DeFriece, Jr.         Secretary/Treasurer                   1-800-777-6472
       Roy J. Glauber                                                                              DISTRIBUTOR
     Michael G. Landry               LEGAL COUNSEL                        AUDITORS                Ivy Mackenzie
    Joseph G. Rosenthal         Dechert Price & Rhoads             Coopers & Lybrand L.L.P.     Distributors, Inc.
   Richard N. Silverman               Boston, MA                      Ft. Lauderdale, FL     Via Mizner Financial Plaza
     J. Brendan Swan                                                                         700 South Federal Highway
                                      CUSTODIAN                                                 Boca Raton, FL 33432
                             Brown Brothers Harriman & Co.                                        1-800-456-5111
                                     Boston, MA


                                                                 IVY MACKENZIE

EXPENSE INFORMATION

    The expenses and costs associated with investing in the Fund are reflected in the following tables.

                        SHAREHOLDER TRANSACTION EXPENSES

                                                               MAXIMUM SALES LOAD     MAXIMUM CONTINGENT
                                                              IMPOSED ON PURCHASES   DEFERRED SALES CHARGE
                                                                   (AS A % OF         (AS A % OF ORIGINAL
                                                                OFFERING PRICE)         PURCHASE PRICE)
                                                              --------------------   ---------------------
Class A.....................................................          4.75%(1)               None(2)
Class B.....................................................          None                   5.00%(3)
Class C.....................................................          None                   1.00%(4)
Class I.....................................................          None                   None

The Fund does not charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.
---------------
(1) Class A shares may be purchased under a variety of plans that provide for the reduction or elimination of the sales charge.

(2) A contingent deferred sales charge ("CDSC") may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A Shares at Net Asset Value" and "Contingent Deferred Sales Charge-Class A Shares."

(3) The maximum CDSC on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4% during the second year, 3% during the third year and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% in the seventh year and thereafter.
(4) The CDSC on Class C shares applies to redemptions during the first year after purchase.


                       ANNUAL FUND OPERATING EXPENSES(1)


                    (as a percentage of average net assets)





                                                                                                                    TOTAL FUND
                                                                                                   OTHER            OPERATING
                                                                            12b-1 SERVICE/        EXPENSES           EXPENSES
                                                            MANAGEMENT       DISTRIBUTION      (AFTER EXPENSE     (AFTER EXPENSE
                                                               FEES              FEES          REIMBURSEMENT)     REIMBURSEMENT)
                                                            ----------      --------------     --------------     --------------
Class A................................................        0.75%             0.25%              0.10%              1.10%
Class B................................................        0.75%             1.00%(2)           0.10%              1.85%
Class C................................................        0.75%             1.00%(2)           0.10%              1.85%
Class I................................................        0.75%             None               0.01%(3)           0.76%


---------------


(1) Annual fund operating expenses are based on estimated fees and expenses that the Fund expects to incur in its initial fiscal year ending December 31, 1998, net of expense reimbursements from Ivy Management, Inc. ("IMI"). IMI currently limits Total Fund Operating Expenses (excluding
         Rule 12b-1 fees and certain other items, and net of any credits for fees paid indirectly) for the Fund to an annual rate of 0.85% of the Fund's average net assets. Total Fund
         Operating Expenses include fees paid indirectly. Without expense reimbursements, "Other Expenses" are estimated to increase 0.25% for each class. See "Investment Manager" for a more detailed discussion of the Fund's fees and expenses.
(2) Long-term investors may, as a result of the Fund's 12b-1 fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").
(3) "Other Expenses" of Class I shares are lower than such expenses for the Fund's other classes because that class bears lower administrative services fees and transfer agency fees than Class A, Class B and Class C shares. See "Fund
         Administration and Accounting" and "Transfer Agent."

                                    EXAMPLES



    The following table lists the expenses an investor would pay on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


                                                              1 YEAR    3 YEARS
                                                              ------    -------
Class A*....................................................   $58       $ 81
Class B.....................................................   $69(1)    $ 88(2)
Class B (no redemption).....................................   $19       $ 58
Class C.....................................................   $29(3)    $ 58
Class C (no redemption).....................................   $19       $ 58
Class I**...................................................   $ 8       $ 24

---------------

 * Assumes deduction of the maximum 4.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.
 ** Class I shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.
(1)      Assumes deduction of a 5% CDSC at the time of redemption.
(2)      Assumes deduction of a 3% CDSC at the time of redemption.
(3)      Assumes deduction of a 1% CDSC at the time of redemption.


    The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The information presented in the table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Fund's fees and expenses, see the following sections of this
Prospectus: "Organization and Management of the Fund," "Investment Manager," "Fund Administration and Accounting," "Initial Sales Charge Alternative-Class A Shares," and "Contingent Deferred Sales Charge Alternative-Class B and Class C Shares" and the following section of the SAI: "Investment Advisory and Other Services."

INVESTMENT OBJECTIVES AND POLICIES



    Ivy High Yield Fund's investment objectives are to achieve a high level of current income and, secondarily, capital appreciation by investing primarily in below investment grade debt securities.



    The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares. Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that the Fund's objectives will be met. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques" and "Special Risk Considerations" below, and the SAI.


    Whenever a policy or restriction of the Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.


    The Fund will invest primarily in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund normally invests at least 65% of its total assets in these high yield bonds (including convertible debt securities, zero coupon bonds and pay-in-kind ("PIK") securities), but may invest without limit in such securities. It should be noted that achieving the Fund's investment objectives may be more dependent on the credit analysis of IMI, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds.


    For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to 35% of its total assets in such money market securities in order to meet redemptions or to maximize income to the Fund while it is arranging longer-term investments.

    The Fund may invest up to 35% of its net assets in investment-grade bonds (those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than 13 months. See Appendix A for a description of Moody's and S&P's bond ratings.

    The Fund may invest up to 20% of its total assets in dividend-paying common and preferred stocks. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks up to 20% of the value of its total assets.


    The Fund may invest up to 10% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 15% of the value of its net assets in illiquid securities.


    For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.


RISK FACTORS AND INVESTMENT TECHNIQUES



    The Fund is subject to above-average bond fund risk. The Fund may invest without limit in debt securities rated below investment grade (i.e., "junk bonds"). Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal, and generally involve a greater risk of default and more price volatility than securities in higher rating categories. The yields on high yield/high risk bonds will fluctuate over time. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, including changes in interest rates, and changes in the financial condition of their issuers. See "Special Risk Considerations" below.


    In addition, investment in sovereign debt can involve a high degree of risk. Emerging market securities in which the Fund may invest can be more volatile and less liquid than securities in more developed markets. Foreign securities often have less publicly available information and are subject to different regulations than domestic securities. Political events, changes in the perceived creditworthiness of issuers, high rates of inflation, higher brokerage costs, fluctuating national interest rates, thinner trading markets, foreign taxes and movements in foreign currencies will affect the value of the Fund's holdings which determine the Fund's share price.

    The Fund's share price is likely to vary from day to day. An investor incurs principal risk when investing, because Fund shares, when sold, may be worth more or less than the amount paid for them. Investors should carefully assess the risks associated with an investment in the Fund.

    BANK OBLIGATIONS: The bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

    BORROWING: Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).


    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. The Fund's investments in commercial paper are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the risk of payment deafault.



    CONVERTIBLE SECURITIES: The convertible securities in which the Fund may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity security. Convertible securities usually provide a higher yield than the underlying equity, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.


    DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rise and fall inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. See "Special Risk Considerations."


    U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility.) Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.


    INVESTMENT GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered "medium grade" obligations) generally have an adequate capacity to pay interest and repay principal, but lack outstanding investment characteristics and have some speculative characteristics.



    INTERNATIONAL BOND MARKETS: Returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar. Of course, at any time, the opposite may also be true.



    FOREIGN CURRENCY EXCHANGE TRANSACTIONS: The Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when the Fund converts assets from one currency to another. The Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.



    FOREIGN SECURITIES: The Fund may invest up to 10% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are generally associated with the Fund's investments.


    In many foreign countries there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Fund may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Securities issued in emerging market countries may be even less liquid and more volatile than securities of issuers operating in more developed economies (e.g., countries in other parts of Europe). Generally, price fluctuations in the Fund's foreign security holdings are likely to be high relative to those of securities issued in the United States.

    Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Fund's foreign investments.

    FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    OPTIONS AND FUTURES TRANSACTIONS: The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect the value of the Fund's securities. These techniques may involve derivative transactions such as engaging in transactions in foreign currency futures and related options.


    The Fund may enter into futures transactions and options on futures contracts in accordance with its investment objectives and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date.


    Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore, could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. The Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.


    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.


    ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security on its books. Illiquid securities may include securities that are subject to restrictions on resale ("restricted securities") because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Illiquid securities often offer the potential for higher returns than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. The Fund may have to bear the expense of registering restricted securities for resale, and the risk of substantial delays in effecting such registrations. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded.


    "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: The Fund may invest in securities sold on a "when-issued" or firm commitment basis. Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.


    ZERO COUPON BONDS AND PIK SECURITIES: The Fund may invest in zero coupon bonds and PIK securities, which may be more speculative than securities that pay income periodically and in cash. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. PIK securities are bonds or preferred stock that are issued at a discount from face value and pay interest or dividends in the form of additional bonds or preferred stock. In addition, for Federal income tax purposes, the Fund generally recognizes and is required to distribute income generated by such investments currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.


SPECIAL RISK CONSIDERATIONS


    HIGH YIELD/HIGH RISK SECURITIES: The Fund may invest without limit in debt securities which are rated below investment grade or which are unrated. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Investors in the Fund should be aware of the special risks associated with these securities.


    While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.

    The yields on high yield bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. If the issuer of a bond defaults, the Fund may incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading.

    In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

    Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S. high yield bonds now total over $350 billion, about a quarter of the entire U.S. corporate bond market. The average quality of the overall high yield bond category has improved. Growing companies that may not have access to more traditional sources of financing are using high yield bonds to raise capital. As a result of their need to borrow in order to fuel growth, they must pay out higher levels of income in order to compensate investors for additional credit risk. The conditions of these companies can improve over time, thus offering the prospect for price appreciation as well.


    By owning shares in the Fund, investors enjoy the opportunity to receive high monthly income and growth of investment capital over time. In return for these potential benefits, shareholders must be willing to accept a significantly higher amount of risk when compared with most funds owning U.S. Government bonds and other investment grade debt securities. Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security. As a result, investors should be comfortable with the possibility of wide fluctuations in the Fund's share price and should not rely on the Fund as a sole source of investment income. Instead, the Fund should be only one part of a balanced investment program.


    Please refer to the Appendix for further information concerning debt securities ratings. For a more complete description of the risks of high yield/high risk securities, please refer to the Fund's SAI.



ORGANIZATION AND MANAGEMENT OF THE FUND



    The Fund is a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The Fund's business and affairs are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. The Fund has five classes of shares, designated as Class A, Class B, Class C, Class I and Advisor Class (the latter of which is offered by a separate prospectus). Shares of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I, has a different Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative services and transfer agency fees than the Fund's Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to the Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.



    The Trust employs IMI to provide business management and investment advisory services, Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Fund's shares and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agency and shareholder-related services for the Fund. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of March 16, 1998, IMI and MIMI had approximately $3.8 billion and $1.3 billion in assets under management respectively. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.



INVESTMENT MANAGER


    For IMI's business management and investment advisory services, the Fund pays IMI a fee, that is equal, on an annual basis, to 0.75% of its average net assets.

    Currently, IMI limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification, and extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets, which may lower the Fund's expenses and increase its return. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its yield may be reduced.

    IMI pays all expenses that it incurs in rendering management services to the Fund. The Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular series (or class thereof) will be borne solely by that series (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree.


    PORTFOLIO MANAGEMENT:



     Leslie A. Ferris, a Senior Vice President of IMI, is the Fund's portfolio manager and has been a portfolio manager for Ivy Bond Fund since 1993. Ms. Ferris joined the organization in 1988 and has 16 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from the University of Chicago. From 1982 to 1988 she was a portfolio manager at Kemper Financial Services, Inc.



     Michael Borowsky is the fixed income portfolio lead analyst specializing in high yield and emerging markets. Mr. Borowsky joined the Ivy Management team in 1994. Prior to joining Ivy, he was a collateralized mortgage obligation specialist at Lehwald, Orosey and Pepe. Mr. Borowsky holds a Bachelor of Science degree in finance and economics from Drexel University.


FUND ADMINISTRATION AND ACCOUNTING

    MIMI provides various administrative services for the Fund, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Class A, Class B and Class C shares are subject to a fee, accrued daily and paid monthly, at an annual rate of 0.10%. The net assets attributable to the Fund's Class I shares are subject to a fee at the annual rate of 0.01%.

    MIMI also provides certain accounting and pricing services for the Fund (see "Fund Accounting Services" in the SAI for more information).


TRANSFER AGENT


    IMSC is the transfer and dividend-paying agent for the Fund, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).


ALTERNATIVE PURCHASE ARRANGEMENTS



    CLASS A SHARES: Class A shares are subject to an initial sales charge, unless the amount you purchase is $500,000 or more (see "Contingent Deferred Sales Charge -- Class A Shares"). Certain purchases qualify for a reduced initial sales charge (see "Qualifying for a Reduced Sales Charge"). Class A shares are subject to ongoing service fees at an annual rate of 0.25% of the Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.


    CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a CDSC if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% of the Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. Also, to the extent that the Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.



    CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to any ongoing service or distribution fees. Class I shares also bear lower administrative services fees and transfer agency fees than Class A, Class B, and Class C.



    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE: The multi-class structure of the Fund allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher return. Also, sales personnel may receive different compensation depending on which class of shares they are selling. The table under the caption "Annual Fund Operating Expenses" at the beginning of this Prospectus contains additional information that is designed to assist you in making this determination.



DIVIDENDS AND TAXES



    DIVIDENDS: Distributions you receive from the Fund are reinvested in additional shares of the same class of the Fund unless you elect to receive them in cash.



    The Fund intends normally to make monthly distributions of its net investment income. The Fund intends to make a distribution for each fiscal year of any remaining net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. The Fund may make an additional distribution of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of
Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").



    TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.


    The Fund intends to qualify annually as a regulated investment company under the Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.


    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that the Fund designates as capital gains dividends are taxable at 28% or 20% long-term capital gain rates, regardless of how long the shareholder has held the shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.


    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Investments in securities that are issued at a discount will result each year in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

    Income and gains received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless the Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which may be eligible for reduced tax rates, generally depending upon the shareholder's holding period for the shares.

    The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Fund distributions may be subject to state, local and foreign taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA


    Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to one or more broad-based securities market indices. Advertisements, sales literature and communications to shareholders may also contain statements of the Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Fund's different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.


    "Total return" is the change in value of an investment in the Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where the Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

    "Current yield" reflects the income per share earned by the Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to the Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by the Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES


    OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to Ivy High Yield Fund. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:


    Regular Mail:

                          IVY MACKENZIE SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Courier:

                          IVY MACKENZIE SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    The Fund reserves the right to reject any purchase order.

    MINIMUM INVESTMENT POLICIES: The minimum initial investment in Class A, Class B or Class C shares is $1,000; the minimum additional investment is $100. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").


    Accounts in Class I shares can be opened with a minimum initial investment of $250,000; the minimum additional investment is $10,000. The minimum initial investment in the Fund's Class I shares may be spread over the thirteen-month period following the opening of the account.


    BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

    By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, fund number, and account number of the shares you wish to purchase. Send your check (payable to the Fund) and investment slip or written instructions to one of the addresses above.

    Through Your Broker: Deliver to your registered representative or selling broker the investment slip attached to your statement (or written instructions) along with your payment.

    By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                      FIRST UNION NATIONAL BANK OF FLORIDA
                                JACKSONVILLE, FL
                                 ABA#063000021
                             ACCOUNT #2090002063833
                             FOR FURTHER CREDIT TO:
                         YOUR IVY ACCOUNT REGISTRATION
                      YOUR FUND NUMBER AND ACCOUNT NUMBER


    By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (See "Automatic Investment Method" on page 15 for more information).



HOW YOUR PURCHASE PRICE IS DETERMINED



    Your purchase price for Class A shares of the Fund is the net asset value ("NAV") per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B, Class C and Class I shares of the Fund is the net asset value per share.


    Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

    Orders placed with a securities dealer before the NAV is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.


HOW THE FUND VALUES ITS SHARES


    The NAV per share is the value of one share. The NAV is determined for each class of shares as of the close of the New York Stock Exchange (the "Exchange") on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

    The Trustees have established procedures to value the Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost.


INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES


    Shares are purchased at a public offering price equal to their NAV per share plus a sales charge, as set forth below.



                                        SALES CHARGE
                                   -----------------------   PORTION OF
                                      AS A         AS A        PUBLIC
                                   PERCENTAGE   PERCENTAGE    OFFERING
                                   OF PUBLIC      OF NET       PRICE
                                    OFFERING      AMOUNT      RETAINED
        AMOUNT INVESTED              PRICE       INVESTED    BY DEALER
        ---------------            ----------   ----------   ----------
Less than $100,000.............       4.75%        4.99%        4.00%
$100,000 but less than
 $250,000......................       3.75%        3.90%        3.00%
$250,000 but less than
 $500,000......................       2.50%        2.56%        2.00%
$500,000 or over*..............       0.00%        0.00%        0.00%

* A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A Shares."

    Sales charges are not applied to any dividends or capital gains that are reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A or Class I shares purchased or redeemed at NAV through a broker or agent other than IMDI.

    With respect to purchases of $500,000 or more through dealers or agents, IMDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to compensate such dealers or agents for their distribution assistance in connection with such purchases. The commission would be computed as set forth below:

                              NAV COMMISSION TABLE

                            PURCHASE AMOUNT                            COMMISSION
                            ---------------                            ----------
  First  $3,000,000..................................................     1.00%
  Next   $2,000,000..................................................     0.50%
  Over   $5,000,000..................................................     0.25%

    Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.

    IMDI compensates participating brokers who sell Class A shares through the initial sales charge. IMDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute the Fund's Class A shares. Pursuant to separate distribution plans for the Fund's Class A, Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's Class A distribution plan, IMDI currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

    IMDI may from time to time pay a bonus or other incentive to dealers (other than IMDI) which employ a registered representative who sells a minimum dollar amount of the shares of the Fund and/or other funds distributed by IMDI during a specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the U.S. or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

    Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00% will be imposed.

    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."


    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for: (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (i.a) following retirement under a tax qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.


    Class A shareholders may exchange their Class A shares subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.


QUALIFYING FOR A REDUCED SALES CHARGE



    RIGHTS OF ACCUMULATION (ROA): Rights of Accumulation ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy fund accounts (except Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market value of each of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal or greater than a breakpoint amount for the Fund, then you qualify for the reduced sales charge.

To reduce or eliminate the sales charge, you must complete Section 4C of the Account Application.


    LETTER OF INTENT (LOI): A Letter of Intent ("LOI") is a non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen-month period after the initial purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.


    Should the LOI not be fulfilled within the thirteen-month period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.


    PURCHASES OF CLASS A SHARES AT NET ASSET VALUE: Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy fund, may be exempt from sales charges on the purchase of Class A shares of any of the Ivy funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.


    Class A shares of the Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust (and their relatives), (ii) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisers and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts or the accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. Also, clients of these advisers and planners may make purchases under the same conditions if the purchases are through the master account of such adviser or planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation plans and trusts used to fund those plans including, but not limited to, those defined in
Section 401(a), 403(b) or 457 of the Code and "Rabbi Trusts" whose assets are used to purchase shares of the Fund through the aforementioned channels.


    Class A shares of the Fund may be purchased at NAV by retirement plans qualified under section 401(a) or 403(b) of the Code, subject to the Employee Retirement Income Security Act of 1974, as amended. A CDSC of 1.00% will be imposed on such purchases in the event of certain plan-level redemption transactions within 24 months following such purchases. Class A shares of the Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if the Plan has at least $3 million in assets or 500 or more eligible employees. Class B shares of the Fund are made available Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the Fund's SAI.



    If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to the Fund, IMDI may, at the time of purchase, pay the dealer out of IMDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Please refer to the NAV Commission Table on page 11 of this Prospectus. Please contact IMDI for additional information.


    Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 1.00% during the first 24 months by: (a) any state, county, or city (or any instrumentality, department, authority or agency of such entities) that is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of a registered investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by IMDI (currently, these criteria require that the amount invested or to be invested in the subsequent 13-month period totals at least $250,000). In either case, IMDI may pay commissions to dealers that provide distribution assistance on the same basis as in the preceding paragraph.

    Class A shares of the Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover of the Prospectus.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B AND CLASS C SHARES

    Class B and Class C shares are offered at NAV per share without a front end sales charge. Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividends or capital gains reinvested. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or capital gains, and next from the shares you have held the longest during the requisite holding period.

    Proceeds from the CDSC are paid to IMDI. The proceeds are used, in whole or in part, to defray its expenses related to providing the Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

    In the case of Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them. Solely for purposes of determining this holding period, any payments you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter. In the case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will be deemed to have been made on the last day of the month.

                                                  CONTINGENT DEFERRED
                                                   SALES CHARGE AS A
                                                  PERCENTAGE OF DOLLAR
                CLASS B SHARES                     AMOUNT SUBJECT TO
             YEAR SINCE PURCHASE                         CHARGE
             -------------------                  --------------------
First.........................................             5%
Second........................................             4%
Third.........................................             3%
Fourth........................................             3%
Fifth.........................................             2%
Sixth.........................................             1%
Seventh and thereafter........................             0%

    IMDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares that they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses.

    With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

    In accordance with separate distribution plans for the Fund's Class B and Class C shares adopted pursuant to Rule 12b-1 under the 1940 Act, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Under the Fund's Class B plan, IMDI retains 0.75% of the continuing 1.00% service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C plan, IMDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1.00% of qualified investments after the first year of investment (0.25% of which represents a service fee).

    CONVERSION OF CLASS B SHARES: Your Class B shares and an appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into the Fund from Class B shares of another Ivy fund, the calculation will be based on the time the shares in the original fund were purchased.

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for: (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (i.a) following retirement under a tax qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.


HOW TO REDEEM SHARES


    You may redeem your Fund shares through your registered securities representative, by mail or by telephone. A CDSC may apply to certain Class A share redemptions, to Class B share redemptions prior to conversion and to Class C shares that are redeemed within one year of purchase. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

    When shares are redeemed, the Fund will normally send redemption proceeds to you on the next business day, but may take up to seven business days (or longer in the case of shares recently purchased by check). Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

    If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.


    THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.



    BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:


    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the account registration, fund number, account number, and dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations retirement plan trustees or others acting in representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

    Mail your request to IMSC at one of the addresses on page 10 of this Prospectus.



    BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.


    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Receiving Your Proceeds By Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.


    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instruction including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.


    Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

    Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS


    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment has been less than $1,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.



SIGNATURE GUARANTEES


    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:


    - Redemption requests over $50,000.



    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.



    - Requests for redemption proceeds to be sent to an address other than the address of record.



    - Registration transfer requests.



    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).


    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.


CHOOSING A DISTRIBUTION OPTION


    You have the option of selecting the distribution option that best suits your needs:


    AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional shares of the same class of the Fund unless you specify one of the other options.



    INVESTMENT IN ANOTHER IVY FUND -- Both dividends and capital gains are automatically invested at NAV another Ivy fund of the same class.



    DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of the Fund or another Ivy fund of the same class.



    DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.



    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.


    If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Alien individuals must furnish their individual TIN on a completed IRS Form W-9. Other non-U.S. investors who are not required to have a TIN must provide, with their Account Application, a completed IRS Form W-8.


CERTIFICATES



    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.


    Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.


EXCHANGE PRIVILEGE


    Fund shareholders have an exchange privilege with other Ivy funds (except Ivy International Fund, unless they have an existing Ivy International Fund account). The funds reserve the right to reject, for any reason, any exchange requests.

    Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

    Class B (and Class C) shareholders may exchange their outstanding shares for Class B (or Class C) shares of another Ivy fund on the basis of the relative NAV per share, without the payment of any CDSC that would otherwise be due upon redemption. Class B shareholders who exercise the exchange privilege would continue to be subject to the Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

    Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative NAV per share. Exchanges into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details.

    Shares resulting from the reinvestment of dividends and other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy fund.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. The funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a fund, a fund may cancel the exchange privileges of any persons that, in the opinion of the fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

    With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any CDSC for future redemptions of the exchanged shares.

    Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy fund, may be exempt from sales charges on the exchange of shares between any of the Ivy funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

    In calculating the sales charge assessed on an exchange, shareholders will be allowed to use the Rights of Accumulation privilege.


    EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.


    In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.


    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:



    - The name and class of the fund whose shares you currently own.



    - Your account number.



    - The name(s) in which the account is registered.



    - The name of the fund in which you wish your exchange to be invested.



    - The number of shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.


REINVESTMENT PRIVILEGE



    Investors who have redeemed Class A shares of the Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of the Fund at NAV (without a sales charge) within 60 days after the date of redemption. IN ORDER TO REINVEST WITHOUT A SALES CHARGE, SHAREHOLDERS OR THEIR BROKERS MUST INFORM IMSC THAT THEY ARE EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.



SYSTEMATIC WITHDRAWAL PLAN


    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. (This option is not available to Class I shareholders of the Fund.) You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Shares must be uncertificated (i.e., held by the Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares. In addition, redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions. A CDSC will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.


AUTOMATIC INVESTMENT METHOD


    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your Account Application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you for this program.

    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.


CONSOLIDATED ACCOUNT STATEMENTS


    Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.


RETIREMENT PLANS


    The Ivy family of funds offer several tax-sheltered retirement plans that may fit your needs:


    - Traditional and Roth IRAs



    - 401(k), Money Purchase Pension and Profit Sharing Plans



    - SEP-IRA (Simplified Employee Pension Plan)



    - 403(b)(7) Plan



    - SIMPLE Plans (Individual Retirement Account and 401(k))


    Minimum initial and subsequent investments for retirement plans are $25.

    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC as compensation for its services to the retirement plan accounts maintained with the Fund.

    Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W-4P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

    Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.


SHAREHOLDER INQUIRIES


    Inquiries regarding the Fund should be directed to IMSC at 1-800-777-6472.

                                    APPENDIX





    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND COMMERCIAL PAPER RATINGS


    [From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]


MOODY'S:



    (A) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


    Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


    (B) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers rated Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P:


    (A) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.


    Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


    (B) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.


    The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

    Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                              ACCOUNT APPLICATION

                              IVY HIGH YIELD FUND
                                                          ----------------------
                                                              ACCOUNT NUMBER

 PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp.,
                   P.O. Box 3022, Boca Raton, FL 33431-0922.
                    (This application should not be used for
                retirement accounts for which Ivy is custodian.)
--------------------------------------------------------------------------------


                                                                     101/                          1 / 2          1 / 2
  FUND    -------------------          ----------     ----------     ----------     ----------     ----------     ----------
  USE     Dealer #                     Branch #       Rep #          Acct Type      Soc Cd         Div Cd         CG Cd
  ONLY
-----------------------------------------------------------------------------------------------------------------------------

           0 / 1          0 / X
  FUND     ----------     ----------
  USE      Exc Cd         Red Cd
  ONLY
-----------------------------------------------------------------------------------------------------------------------------

1 REGISTRATION
--------------------------------------------------------------------------------

           [ ] Individual            ------------------------------------------------------------
           [ ] Joint Tenant          Owner, Custodian or Trustee
           [ ] Estate                ------------------------------------------------------------
           [ ] UGMA/UTMA             Co-owner or Minor
           [ ] Corporation           ------------------------------------------------------------
           [ ] Partnership           Minor's State of Residence
           [ ] Sole Proprietor       ------------------------------------------------------------
           [ ] Trust                 Street

            -------------------
            Date of Trust
           [ ] Other

            -------------------      ------------------------------------------------------------
                                     City                      State                     Zip Code

                                          -       -                                        -       -
                                     ------------------------------                   ------------------------------
                                     Phone Number -- Day                              Phone Number -- Evening
--------------------------------------------------------------------------------------------------------------------

2 TAX ID #
--------------------------------------------------------------------------------

                 -           -                      or                      -
           ---------------------------                             -------------------------
             Social Security Number                                Tax Identification Number

           Citizenship:   [ ] U.S.       [ ] Other__________________

           UNDER PENALTIES OF PERJURY, I CERTIFY BY SIGNING IN SECTION 8 BELOW THAT: (1) THE NUMBER SHOWN IN
           THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
           WITHHOLDING BECAUSE: (a) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (b)
           THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
           YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
           UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX IDENTIFICATION
           NUMBER" SECTION OF THE PROSPECTUS FOR ADDITIONAL INFORMATION ON COMPLETING THIS SECTION.
------------------------------------------------------------------------------------------------------------------

3 DEALER INFORMATION
--------------------------------------------------------------------------------

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       ------------------------------------------------------------    ------------------------------------------------------------
       Dealer Name                                                                      Representative's Name and Number

       ------------------------------------------------------------    ------------------------------------------------------------
       Branch Office Address                                                            Representative's Phone Number

       ------------------------------------------------------------    ------------------------------------------------------------
       City                      State                     Zip Code                      Authorized Signature of Dealer



-------------------------------------------------------------------------------------------------------------------------

4 INVESTMENTS
--------------------------------------------------------------------------------


           A. Enclosed is my check for $________________($1,000 minimum) made payable to Ivy High Yield Fund. Please invest it in
                [ ] Class A [ ] Class B [ ] Class C [ ] Class I
           B. I qualify for an elimination of sales charge due to the following privilege (applies only to Class A shares):
                [ ] New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
                [ ] ROA with the account(s) listed below.
                [ ] Existing Letter of Intent with account(s) listed below.

                ------------------------------------   -------------------------         [ ] or New
                Fund Name                              Account Number

                ------------------------------------   -------------------------         [ ] or New
                Fund Name                              Account Number

                If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the
                Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below.
                [ ]  $100,000    [ ] $250,000    [ ] $500,000


           C.   FOR DEALER USE ONLY
                Confirmed trade orders:                                                         .
                                                                 ---------------          ---------------         -----------
                                                                 Confirm Number           Number of Shares        Trade Date

-----------------------------------------------------------------------------------------------------------------------------

5 DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

       A. I would like to reinvest dividends and capital gains into additional shares of the same class in this account at net asset value unless a different option is checked below.

       B. [ ] Reinvest all dividends and capital gains into additional shares of a different Ivy fund.

       ----------------------------------------------    --------------
       Fund Name                                         Account Number            [ ] New Account

       C. [ ] Pay all dividends in cash and reinvest capital gains into additional shares in this fund or a different Ivy Fund.


       ----------------------------------------------    --------------
       Fund Name                                         Account Number            [ ] New Account

       D. [ ] Pay all dividends and capital gains in cash.

        I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

        [ ] Sent to the address listed in the registration. [ ] Sent to the special payee listed in Section 7A [ ] (By Mail)
                                                                                                            7B [ ] (By E.F.T.)

--------------------------------------------------------------------------------

6 OPTIONAL SPECIAL FEATURES

-----------------------------------------------------------------------------------------------------------------------------------
   A. [ ] AUTOMATIC INVESTMENT METHOD (AIM)

      I wish to invest [ ] once per month.       My bank account will be debited on or about the
                       [ ] twice                        _________________ day of the month*
                       [ ] 3 times                      _________________ day of the month
                       [ ] 4 times                      _________________ day of the month
                                                        _________________ day of the month


      Please invest $ ________________ each period starting in the month of  __________
                        Dollar Amount                                          Month
      in [ ] Class A [ ] Class B or [ ] Class C of _______________________.
                                                          Fund Name

          [ ] I have attached a voided check to ensure my correct bank account will be debited.

   B. [ ] SYSTEMATIC WITHDRAWAL PLANS**

          I wish to automatically withdraw funds from my account             I request the distribution be:
          [ ] Monthly                                                    [ ] Sent to the address listed in the registration.
             [ ] Once [ ] Twice [ ] 3 times [ ] 4 times per month        [ ] Sent to the special payee listed in Section 7.
                                                                         [ ] Invested into additional Advisor Class
          [ ] Quarterly                                                      shares of a different Ivy fund: ______________________
                                                                                                                   Fund Name
          [ ] Semiannually
                                                                                           | | | | | | | | | | | | | | |
          [ ] Annually                                                                    -----------------------------
                                                                                                    Account Number

           Amount $________________, starting on or about the   ________ day of  __________________________
                      Minimum $50                                                         month
                                                                ________ day of  __________________________
                                                                                          month
                                                                ________ day of  __________________________
                                                                                          month*

        NOTE: Account minimum: $5,000 in shares at current offering price

   C. [ ] FEDERAL FUNDS WIRE FOR REDEMPTION PROCEEDS**
          I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum).
          (COMPLETE SECTION 7B)

   D. [ ] TELEPHONIC EXCHANGES** [ ] YES [ ] NO
          I authorize exchanges by telephone among the Ivy family of funds, upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone exchange privilege will be provided automatically.

   E. [ ] TELEPHONIC REDEMPTIONS** [ ] YES [ ] NO
          The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone exchange privilege will be provided automatically.

         * There must be a period of at least seven calendar days between each investment/withdrawal period.

        ** This option may not be selected if shares are issued in certificate form.

-----------------------------------------------------------------------------------------------------------------------------------

  7 SPECIAL PAYEE
--------------------------------------------------------------------------------

         A.                  MAILING ADDRESS                 B.                   FED WIRE / E.F.T. INFORMATION
                Please send all disbursements to this
                special payee                                      ------------------------------------------------------------
                                                                                      Financial Institution
                ------------------------------------------
                Name of Bank or Individual

                ------------------------------------------         ----------------------------        ------------------------
                Account Number (if applicable)                     ABA #                                 Account #

                ------------------------------------------         ------------------------------------------------------------
                Street                                             Street

                ------------------------------------------         ------------------------------------------------------------
                City/State/Zip                                     City/State/Zip

                                                                                    (Please attach a voided check)
-----------------------------------------------------------------------------------------------------------------------------------


  8 SIGNATURES

--------------------------------------------------------------------------------

       Investors should be aware that failure to check "No" under Section 6D or 6E above means that the Telephone Exchange/Redemptions Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

       I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

       THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
       PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
       AVOID BACKUP WITHHOLDING.

       ----------------------------------------------------------------------           --------
       Signature of Owner, Custodian, Trustee or Corporate Officer                       Date



       ----------------------------------------------------------------------           -------
       Signature of Joint Owner, Co-Trustee or Corporate Officer                        Date


-----------------------------------------------------------------------------------------------------------------------------------
                                               (Remember to Sign Section 8)

01IHYABC0498

                                                                    IVY FUNDS(R)





April 6, 1998


Ivy
High Yield
Fund Advisor
Class Shares

----------
Prospectus
----------


Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

[Picture]
THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.

     Ivy Fund (the"Trust") is a registered investment company currently consisting of eighteen separate portfolios. The Advisor Class of shares of one of these portfolios, Ivy High Yield Fund (the "Fund"), is described in this Prospectus.

     Advisor Class shares are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees, and are available for purchase only by certain investors. The Fund's Class A, Class B, Class C and Class I shares are described in a separate prospectus dated April 6, 1998.
     THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME, AND, SECONDARILY, CAPITAL APPRECIATION BY INVESTING PRIMARILY IN BELOW INVESTMENT GRADE DEBT SECURITIES.
     This Prospectus sets forth concisely the information about the Fund's Advisor Class shares that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Fund's Advisor Class shares is contained in the Fund's Statement of Additional Information for the Advisor Class shares dated April 6, 1998 (the"SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THE FUND INVESTS SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. THEY CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. REFER TO "INVESTMENT OBJECTIVES AND POLICIES," "RISK FACTORS AND INVESTMENT TECHNIQUES" AND "SPECIAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information ...........................    2

Investment Objectives and Policies ............    3

Risk Factors and Investment Techniques ........    3

Special Risk Considerations....................    5

Organization and Management of the Fund .......    6

Investment Manager ............................    6

Fund Administration and Accounting ............    6

Transfer Agent ................................    6

Dividends and Taxes ...........................    6

Performance Data ..............................    7

How to Buy Shares .............................    7

How Your Purchase Price is Determined .........    8

How The Fund Values Its Shares ................    8

How to Redeem Shares ..........................    8

Minimum Account Balance Requirements ..........    9

Signature Guarantees ..........................    9

Choosing a Distribution Option ................   10

Tax Identification Number .....................   10

Certificates ..................................   10

Exchange Privilege ............................   10

Systematic Withdrawal Plan ....................   11

Automatic Investment Method ...................   11

Consolidated Account Statements ...............   11

Retirement Plans ..............................   11

Shareholder Inquiries .........................   11

Appendix ......................................   12

Account Application ...........................   14
[/R]

    BOARD OF TRUSTEES                     OFFICERS                          TRANSFER AGENT                  INVESTMENT MANAGER
  John S. Anderegg, Jr.          Michael G. Landry, Chairman                 Ivy Mackenzie                 Ivy Management, Inc.
    Paul H. Broyhill             Keith J. Carlson, President                Services Corp.               700 South Federal Highway
    Keith J. Carlson         James W. Broadfoot, Vice President              P.O. Box 3022                 Boca Raton, FL 33432
    Stanley Channick                 C. William Ferris,                Boca Raton, FL 33431-0922              1-800-456-5111
 Frank W. DeFriece, Jr.              Secretary/Treasurer                    1-800-777-6472
     Roy J. Glauber                                                                                             DISTRIBUTOR
    Michael G. Landry                   LEGAL COUNSEL                          AUDITORS                        Ivy Mackenzie
   Joseph G. Rosenthal             Dechert Price & Rhoads              Coopers & Lybrand L.L.P.             Distributors, Inc.
  Richard N. Silverman                   Boston, MA                       Ft. Lauderdale, FL            Via Mizner Financial Plaza
     J. Brendan Swan                                                                                     700 South Federal Highway
                                          CUSTODIAN                                                        Boca Raton, FL 33432
                                Brown Brothers Harriman & Co.                                                 1-800-456-5111
                                         Boston, MA



                                                            [IVY MACKENZIE LOGO]

EXPENSE INFORMATION

    The expenses and costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables.

                        SHAREHOLDER TRANSACTION EXPENSES


                                                               MAXIMUM SALES LOAD     MAXIMUM CONTINGENT
                                                              IMPOSED ON PURCHASES   DEFERRED SALES CHARGE
                                                                   (AS A % OF         (AS A % OF ORIGINAL
                                                                OFFERING PRICE)         PURCHASE PRICE)
                                                              --------------------   ---------------------
Advisor Class Shares........................................      None                   None


    The Fund does not charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.

                       ANNUAL FUND OPERATING EXPENSES(1)

                    (as a percentage of average net assets)



                                                                                                                     TOTAL FUND
                                                                                                                     OPERATING
                                                                                                  OTHER EXPENSES      EXPENSES
                                                                               12b-1 SERVICE/     (AFTER EXPENSE   (AFTER EXPENSE
                                                            MANAGEMENT FEES   DISTRIBUTION FEES   REIMBURSEMENT)   REIMBURSEMENT)
                                                            ---------------   -----------------   --------------   --------------
Advisor Class Shares......................................       0.75%           None                  0.10%            0.85%


---------------

(1) Annual fund operating expenses are based on estimated fees and expenses that the Fund expects to incur in its initial fiscal year ending December 31, 1998, net of expense reimbursements from Ivy Management, Inc. ("IMI"). IMI currently limits Total Fund Operating Expenses (excluding Rule 12b-1 fees and certain other items, and net of any credits for fees paid indirectly) for the Fund to an annual rate of 0.85% of the Fund's average net assets. Total Fund Operating Expenses include fees paid indirectly. Without expense reimbursements, "Other Expenses" are estimated to increase 0.25%. See "Investment Manager" for a more detailed discussion of the Fund's fees and expenses.



                                    EXAMPLE


    The following table lists the expenses an investor would pay on a $1,000 investment in the Fund's Advisor Class shares, assuming (1) 5% annual return and
(2) unless otherwise noted, redemption at the end of each time period. This example further assumes reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


                                                              1 YEAR    3 YEARS
                                                              ------    -------
Advisor Class Shares........................................   $ 9       $ 27



    The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund's Advisor Class shares will bear directly or indirectly. The information presented in the table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Fund's fees and expenses, see the following sections of this Prospectus: "Organization and Management of the Fund," "Investment Manager," "Fund Administration and Accounting," and the following section of the
SAI: "Investment Advisory and Other Services."

INVESTMENT OBJECTIVES AND POLICIES



    Ivy High Yield Fund's investment objectives are to achieve a high level of current income and, secondarily, capital appreciation by investing primarily in below investment grade debt securities.



    The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares. Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that the Fund's objectives will be met. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques" and "Special Risk Considerations" below, and the SAI.


    Whenever a policy or restriction of the Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.


    The Fund will invest primarily in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund normally invests at least 65% of its total assets in these high yield bonds (including convertible debt securities, zero coupon bonds and pay-in-kind ("PIK") securities), but may invest without limit in such securities. It should be noted that achieving the Fund's investment objectives may be more dependent on the credit analysis of IMI, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds.


    For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to 35% of its total assets in such money market securities in order to meet redemptions or to maximize income to the Fund while it is arranging longer-term investments.

    The Fund may invest up to 35% of its net assets in investment-grade bonds (those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than 13 months. See Appendix A for a description of Moody's and S&P's bond ratings.

    The Fund may invest up to 20% of its total assets in dividend-paying common and preferred stocks. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks up to 20% of the value of its total assets.


    The Fund may invest up to 10% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 15% of the value of its net assets in illiquid securities.


    For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

RISK FACTORS AND INVESTMENT TECHNIQUES


    The Fund is subject to above-average bond fund risk. The Fund may invest without limit in debt securities rated below investment grade (i.e., "junk bonds"). Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal, and generally involve a greater risk of default and more price volatility than securities in higher rating categories. The yields on high yield/high risk bonds will fluctuate over time. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, including changes in interest rates, and changes in the financial condition of their issuers. See "Special Risk Considerations" below.


    In addition, investment in sovereign debt can involve a high degree of risk. Emerging market securities in which the Fund may invest can be more volatile and less liquid than securities in more developed markets. Foreign securities often have less publicly available information and are subject to different regulations than domestic securities. Political events, changes in the perceived creditworthiness of issuers, high rates of inflation, higher brokerage costs, fluctuating national interest rates, thinner trading markets, foreign taxes and movements in foreign currencies will affect the value of the Fund's holdings which determine the Fund's share price.

    The Fund's share price is likely to vary from day to day. An investor incurs principal risk when investing, because Fund shares, when sold, may be worth more or less than the amount paid for them. Investors should carefully assess the risks associated with an investment in the Fund.

    BANK OBLIGATIONS: The bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

    BORROWING: Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).


    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. The Fund's investments in commercial paper are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the risk of payment default.



    CONVERTIBLE SECURITIES: The convertible securities in which the Fund may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity security. Convertible securities usually provide a higher yield than the underlying equity, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.


    DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rise and fall inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. See "Special Risk Considerations."


    U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility.) Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.


    INVESTMENT GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered "medium grade" obligations) generally have an adequate capacity to pay interest and repay principal, but lack outstanding investment characteristics and have some speculative characteristics.


    INTERNATIONAL BOND MARKETS: Returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar. Of course, at any time, the opposite may also be true.

    FOREIGN CURRENCY EXCHANGE TRANSACTIONS: The Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when the Fund converts assets from one currency to another. The Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.


    FOREIGN SECURITIES: The Fund may invest up to 10% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are generally associated with the Fund's investments.


    In many foreign countries there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Fund may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Securities issued in emerging market countries may be even less liquid and more volatile than securities of issuers operating in more developed economies (e.g., countries in other parts of Europe). Generally, price fluctuations in the Fund's foreign security holdings are likely to be high relative to those of securities issued in the United States.

    Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Fund's foreign investments.

    FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    OPTIONS AND FUTURES TRANSACTIONS: The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect the value of the Fund's securities. These techniques may involve derivative transactions such as engaging in transactions in foreign currency futures and related options.


    The Fund may enter into futures transactions and options on futures contracts in accordance with its investment objectives and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date.


    Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore, could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. The Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.


    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.


    ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security on its books. Illiquid securities may include securities that are subject to restrictions on resale ("restricted securities") because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Illiquid securities often offer the potential for higher returns than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. The Fund may have to bear the expense of registering restricted securities for resale, and the risk of substantial delays if effecting such registrations. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded.


    "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: The Fund may invest in securities sold on a "when-issued" or firm commitment basis. Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.


    ZERO COUPON BONDS AND PIK SECURITIES: The Fund may invest in zero coupon bonds and PIK securities, which may be more speculative than securities that pay income periodically and in cash. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. PIK securities are bonds or preferred stock that are issued at a discount from face value and pay interest or dividends in the form of additional bonds or preferred stock. In addition, for Federal income tax purposes, the Fund generally recognizes and is required to distribute income generated by such investments currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.


SPECIAL RISK CONSIDERATIONS


    HIGH YIELD/HIGH RISK SECURITIES: The Fund may invest without limit in debt securities which are rated below investment grade or which are unrated. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Investors in the Fund should be aware of the special risks associated with these securities.


    While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.

    The yields on high yield/high risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. If the issuer of a bond defaults, the Fund may incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading.

    In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

    Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S. high yield bonds now total over $350 billion, about a quarter of the entire U.S. corporate bond market. The average quality of the overall high yield bond category has improved. Growing companies that may not have access to more traditional sources of financing are using high yield bonds to raise capital. As a result of their need to borrow in order to fuel growth, they must pay out higher levels of income in order to compensate investors for additional credit risk. The conditions of these companies can improve over time, thus offering the prospect for price appreciation as well.


    By owning shares in the Fund, investors enjoy the opportunity to receive high monthly income and growth of investment capital over time. In return for these potential benefits, shareholders must be willing to accept a significantly higher amount of risk when compared with most funds owning U.S. Government bonds and other investment grade debt securities. Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security. As a result, investors should be comfortable with the possibility of wide fluctuations in the Fund's share price and should not rely on the Fund as a sole source of investment income. Instead, the Fund should be only one part of a balanced investment program.


    Please refer to the Appendix for further information concerning debt securities ratings. For a more complete description of the risks of high yield/high risk securities, please refer to the Fund's SAI.



ORGANIZATION AND MANAGEMENT OF THE FUND



    The Fund is a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The Fund's business and affairs are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. The Trustees of the Trust also have the authority, without shareholders approval, to classify and reclassify the shares of the Fund into one or more classes. The Fund has five classes of shares, designated as Class A, Class B, Class C, Class I and Advisor Class (only the latter of which is offered by this Prospectus). Shares of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I, has a different Rule 12b-1 distribution plan and bears different distribution fees. Each class of Shares also has its own sales charge and expense structure that may affect its performance relative to the Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.



    The Trust employs IMI to provide business management and investment advisory services, Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Fund's shares and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agency and shareholder-related services for the Fund. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of March 16, 1998, IMI and MIMI had approximately $3.8 billion and $1.3 billion in assets under management respectively. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.



INVESTMENT MANAGER


    For IMI's business management and investment advisory services, the Fund pays IMI a fee, that is equal, on an annual basis, to 0.75% of its average net assets.

    Currently, IMI limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification, and extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets, which may lower the Fund's expenses and increase its return. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its yield may be reduced.

    IMI pays all expenses that it incurs in rendering management services to the Fund. The Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular series (or class thereof) will be borne solely by that series (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree.


    PORTFOLIO MANAGEMENT:



     Leslie A. Ferris, a Senior Vice President of IMI, is the Fund's portfolio manager and has been a portfolio manager for Ivy Bond Fund since 1993. Ms. Ferris joined the organization in 1988 and has 16 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from the University of Chicago. From 1982 to 1988 she was a portfolio manager at Kemper Financial Services, Inc.



     Michael Borowsky is the fixed income portfolio lead analyst specializing in high yield and emerging markets. Mr. Borowsky joined the Ivy Management team in 1994. Prior to joining Ivy, he was a collateralized mortgage obligation specialist at Lehwald, Orosey and Pepe. Mr. Borowsky holds a Bachelor of Science degree in finance and economics from Drexel University.


FUND ADMINISTRATION AND ACCOUNTING

    MIMI provides various administrative services for the Fund, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Advisor Class shares are subject to a fee, accrued daily and paid monthly, at an annual rate of 0.10%.

    MIMI also provides certain accounting and pricing services for the Fund (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

    IMSC is the transfer and dividend-paying agent for the Fund, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

DIVIDENDS AND TAXES

    DIVIDENDS: Distributions you receive from the Fund are reinvested in additional shares of the same class of the Fund unless you elect to receive them in cash.

    The Fund intends normally to make monthly distributions of its net investment income. The Fund intends to make a distribution for each fiscal year of any remaining net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. The Fund may make an additional distribution of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of
Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").


    TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

    The Fund intends to qualify annually as a regulated investment company under the Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.


    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that the Fund designates as capital gains dividends are taxable at the applicable 28% or 20% long-term capital gain rates, regardless of how long the shareholder has held the shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.


    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Investments in securities that are issued at a discount will result each year in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

    Income and gains received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless the Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which may be eligible for reduced tax rates, generally depending upon the shareholder's holding period for the shares.

    The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Fund distributions may be subject to state, local and foreign taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA


    Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to one or more broad-based securities market indices. Advertisements, sales literature and communications to shareholders may also contain statements of the Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Fund's different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.


    "Total return" is the change in value of an investment in the Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where the Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

    "Current yield" reflects the income per share earned by the Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to the Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by the Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

    Advisor Class shares are offered through this Prospectus only to the following investors:

 (i) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; and

 (ii) any investor (a) with an account over which a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as com-
    pensation for its advice and other services an annual fee of at least .50% on the assets in the account, or (b) whose account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least .50% on the assets in the account; and

(iii) officers and Trustees of the Trust (and their relatives); and

(iv) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives); and

 (v) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).

    OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to Ivy High Yield Fund. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

    Regular Mail:

                          IVY MACKENZIE SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Courier:

                          IVY MACKENZIE SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    The Fund reserves the right to reject any purchase order.


    MINIMUM INVESTMENT POLICIES: The minimum initial investment in Advisor Class shares is $10,000. The minimum additional investment is $250. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans"). The minimum initial investment in the Advisor Class may be spread over the thirteen-month period following the opening of the account.


    BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

    By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, fund number, and account number of the shares you wish to purchase. Send your check (payable to the Fund) and investment slip or written instructions to one of the addresses above.

    Through Your Broker: Deliver to your registered representative or selling broker the investment slip attached to your statement (or written instructions) along with your payment.

    By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                      FIRST UNION NATIONAL BANK OF FLORIDA
                                JACKSONVILLE, FL
                                 ABA#063000021
                             ACCOUNT #2090002063833
                             FOR FURTHER CREDIT TO:
                         YOUR IVY ACCOUNT REGISTRATION
                      YOUR FUND NUMBER AND ACCOUNT NUMBER


    By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (See "Automatic Investment Method" on page 11 for more information).


HOW YOUR PURCHASE PRICE IS DETERMINED

    Your purchase price for Advisor Class shares of the Fund is the net asset value ("NAV") per share. The purchase price per share is known as the public offering price.

    Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

    Orders placed with a securities dealer before the NAV is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.





HOW THE FUND VALUES ITS SHARES

    The NAV per share is the value of one share. The NAV is determined for each class of shares as of the close of the New York Stock Exchange (the "Exchange") on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

    The Trustees have established procedures to value the Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost.

    ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

HOW TO REDEEM SHARES

    You may redeem your Advisor Class shares through your registered securities representative, by mail or by telephone. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day.

    When shares are redeemed, the Fund will normally send redemption proceeds to you on the next business day, but may take up to seven business days (or longer in the case of shares recently purchased by check). Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

    If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

    Through Your Registered Securities Dealer: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

    By Mail: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the account registration, fund number, account number, and dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations retirement plan trustees or others acting in representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.


    Mail your request to IMSC at one of the addresses on page 9 of this Prospectus.


    By Telephone: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Receiving Your Proceeds by Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

    Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

    Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment has been less than $10,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

    - Redemption requests over $50,000.

    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

    - Requests for redemption proceeds to be sent to an address other than the address of record.

    - Registration transfer requests.

    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

    You have the option of selecting the distribution option that best suits your needs:

    AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional Advisor Class shares of the Fund unless you specify one of the other options.

    INVESTMENT IN ANOTHER IVY FUND -- Both dividends and capital gains are automatically invested at NAV in the Advisor Class shares of another Ivy fund.

    DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional Advisor Class shares of the Fund or the Advisor Class shares of another Ivy fund.

    DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.


    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.


    If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Alien individuals must furnish their individual TIN on a completed IRS Form W-9. Other non-U.S. investors who are not required to have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES


    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.


    Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

    Fund shareholders have an exchange privilege with other Ivy funds (except Ivy International Fund, unless they have an existing Ivy International Fund account). The funds reserve the right to reject, for any reason, any exchange requests.

    Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative NAV per Advisor Class share. Exchanges into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. The funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a fund, a fund may cancel the exchange privileges of any persons that, in the opinion of the fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

    EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

    In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

    - The name and class of the fund whose shares you currently own.

    - Your account number.

    - The name(s) in which the account is registered.

    - The name of the fund in which you wish your exchange to be invested.

    - The number of shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.

SYSTEMATIC WITHDRAWAL PLAN

    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must continually maintain at least $10,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Shares must be uncertificated (i.e., held by the Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $250 while the plan is in effect. Redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your Account Application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $250 per month ($25 per month for retirement plans). There is no charge to you for this program.


    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.


    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

    Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

    The Ivy funds offer several tax-sheltered retirement plans that may fit your needs:


    - Traditional and Roth IRAs


    - 401(k), Money Purchase Pension and Profit Sharing Plans

    - SEP-IRA (Simplified Employee Pension Plan)

    - 403(b)(7) Plan

    - SIMPLE Plans (Individual Retirement Account and 401(k))

    Minimum initial and subsequent investments for retirement plans are $25.

    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC as compensation for its services to the retirement plan accounts maintained with the Fund.

    Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W-4P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

    Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

    Inquiries regarding the Fund should be directed to IMSC at 1-800-777-6472.

                                    APPENDIX





    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND COMMERCIAL PAPER RATINGS


    [From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

    (a) CORPORATE BONDS: Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


    (b) COMMERCIAL PAPER: The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers rated Price-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P:

    (a) CORPORATE BONDS: An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

    Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    (b) COMMERCIAL PAPER: An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

    The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

    Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                              ACCOUNT APPLICATION

                              IVY HIGH YIELD FUND
                              ADVISOR CLASS SHARES

                                                          ----------------------
                                                              ACCOUNT NUMBER

 PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp.,
                   P.O. Box 3022, Boca Raton, FL 33431-0922.
                    (This application should not be used for
                retirement accounts for which Ivy is custodian.)
--------------------------------------------------------------------------------


                                                                     101/                          1 / 2          1 / 2
  FUND    -------------------          ----------     ----------     ----------     ----------     ----------     ----------
  USE     Dealer #                     Branch #       Rep I.D. #     Acct Type      Soc Cd:        Div Cd:        CG Cd:
  ONLY
------------------------------------------------------------------------------------------------------------------

           0 / 1          0 / X
  FUND     ----------     ----------
  USE      Exc Cd:        Red Cd:
  ONLY
------------------------------------------------------------------------------------------------------------------

1 REGISTRATION
--------------------------------------------------------------------------------


           [ ] Individual            ------------------------------------------------------------
           [ ] Joint Tenant          Owner, Custodian or Trustee
           [ ] Estate                ------------------------------------------------------------
           [ ] UGMA/UTMA             Co-owner or Minor
           [ ] Corporation           ------------------------------------------------------------
           [ ] Partnership           Minor's State of Residence
           [ ] Sole Proprietor       ------------------------------------------------------------
           [ ] Trust                 Street
                                     ------------------------------------------------------------
            -------------------      City                          State                 Zip Code
            Date of Trust

           [ ] Other

              -------------------



                                         -         -                                    -         -
                                     ------------------------------                ------------------------------
                                     Phone Number -- Day                           Phone Number -- Evening

------------------------------------------------------------------------------------------------------------------

2 TAX ID #

--------------------------------------------------------------------------------

                   -           -                      or                 -
            ---------------------------                             -------------------------
              Social Security Number                               Tax Identification Number

           Citizenship:   [ ] U.S.       [ ] Other ________________

           UNDER PENALTIES OF PERJURY, I CERTIFY BY SIGNING IN SECTION 8 BELOW THAT: (1) THE NUMBER SHOWN IN
           THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
           WITHHOLDING BECAUSE: (a) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (b)
           THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
           YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
           UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX IDENTIFICATION
           NUMBER" SECTION OF THE PROSPECTUS FOR ADDITIONAL INFORMATION ON COMPLETING THIS SECTION.
------------------------------------------------------------------------------------------------------------------

3 DEALER INFORMATION
--------------------------------------------------------------------------------

           The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

           ------------------------------------------------------------       ------------------------------------------------------
           Dealer Name                                                        Representative's Name and Number

           ------------------------------------------------------------       ------------------------------------------------------
           Branch Office Address                                              Representative's Phone Number

           ------------------------------------------------------------       ------------------------------------------------------
           City                State                Zip Code                  Authorized Signature of Dealer

------------------------------------------------------------------------------------------------------------------







4 INVESTMENTS

-----------------------------------------------------------------------

           A. Enclosed is my check for $______________ ($10,000 minimum) made payable to Ivy High Yield Fund.

           B.   FOR DEALER USE ONLY
                Confirmed trade orders:                                     .
                                                  ---------------    ---------------     ----------
                                                  Confirm Number     Number of Shares    Trade Date
---------------------------------------------------------------------------------------------------------------------------------

5 DISTRIBUTION OPTIONS

-----------------------------------------------------------------------

       I would like to reinvest dividends and capital gains into additional shares of the same class in this account at net asset value unless a different option is checked below.

       A. [ ] Reinvest all dividends and capital gains into additional shares of a different Ivy fund.

       ----------------------------------------------
       Fund Name

       ---------------------------------------------
       Account Number

       B. [ ] Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different Ivy fund.

       ----------------------------------------------
       Fund Name

       ---------------------------------------------
       Account Number

       C. [ ] Pay all dividends and capital gains in cash.

        I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

        [ ] Sent to the address listed in the registration. [ ] Sent to the special payee listed in Section 7A [ ] (By Mail)
                                                                                                            7B [ ] (By E.F.T.)

---------------------------------------------------------------------------------------------------------------------------------

6 OPTIONAL SPECIAL FEATURES

-----------------------------------------------------------------------------------------------------------------------------------
   A. [ ] AUTOMATIC INVESTMENT METHOD (AIM)

      I wish to invest [ ] once per month.       My bank account will be debited on or about the
                       [ ] twice                        _________________ day of the month*
                       [ ] 3 times                      _________________ day of the month
                       [ ] 4 times                      _________________ day of the month
                                                        _________________ day of the month


      Please invest $ ________________ each period starting in the month of  __________
                        Dollar Amount                                          Month

          [ ] I have attached a voided check to ensure my correct bank account will be debited.

   B. [ ] SYSTEMATIC WITHDRAWAL PLANS**

          I wish to automatically withdraw funds from my account             I request the distribution be:
          [ ] Monthly                                                    [ ] Sent to the address listed in the registration.
             [ ] Once [ ] Twice [ ] 3 times [ ] 4 times per month        [ ] Sent to the special payee listed in Section 7.
                                                                         [ ] Invested into additional Advisor Class
          [ ] Quarterly                                                      shares of a different Ivy fund: ______________________
                                                                                                                   Fund Name
          [ ] Semiannually
                                                                                           | | | | | | | | | | | | | | |
          [ ] Annually                                                                    -----------------------------
                                                                                                    Account Number

           Amount $________________, starting on or about the   ________ day of  __________________________
                      Minimum $250                                                        month
                                                                ________ day of  __________________________
                                                                                          month
                                                                ________ day of  __________________________
                                                                                          month*

        NOTE: Account minimum: $10,000 in shares at current offering price

   C. [ ] ELECTRIC FUNDS TRANSFER FOR REDEMPTION PROCEEDS**
          I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum).
          (COMPLETE SECTION 7B)

   D. [ ] TELEPHONIC EXCHANGES** [ ] YES [ ] NO
          I authorize exchanges by telephone among the Ivy funds, upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone exchange privilege will be provided automatically.

   E. [ ] TELEPHONIC REDEMPTIONS** [ ] YES [ ] NO
          The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone exchange privilege will be provided automatically.

         * There must be a period of at least seven calendar days between each investment/withdrawal period.

        ** This option may not be selected if shares are issued in certificate form.

-----------------------------------------------------------------------------------------------------------------------------------

  7 SPECIAL PAYEE
--------------------------------------------------------------------------------

         A.                  MAILING ADDRESS                 B.                   FED WIRE / E.F.T. INFORMATION
                Please send all disbursements to this
                special payee                                      ------------------------------------------------------------
                                                                                      Financial Institution
                ------------------------------------------
                Name of Bank or Individual

                ------------------------------------------         ----------------------------        ------------------------
                Account Number (if applicable)                     ABA #                                 Account #

                ------------------------------------------         ------------------------------------------------------------
                Street                                             Street

                ------------------------------------------         ------------------------------------------------------------
                City/State/Zip                                     City/State/Zip

                                                                                    (Please attach a voided check)
-----------------------------------------------------------------------------------------------------------------------------------


  8 SIGNATURES

--------------------------------------------------------------------------------

       Investors should be aware that failure to check "No" under Section 6D or 6E above means that the Telephone Exchange/Redemptions Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

       I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

       THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
       PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
       AVOID BACKUP WITHHOLDING.

       ----------------------------------------------------------------------           --------
       Signature of Owner, Custodian, Trustee or Corporate Officer                       Date



       ----------------------------------------------------------------------           -------
       Signature of Joint Owner, Co-Trustee or Corporate Officer                        Date


-----------------------------------------------------------------------------------------------------------------------------------
                                               (Remember to Sign Section 8)

01IHYADV0498

                       IVY HIGH YIELD FUND

                            series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION

                              April 6, 1998

_________________________________________________________________

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for Ivy South America Fund) is diversified. This Statement of Additional Information ("SAI") relates to Class A, Class B, Class C and Class I shares of Ivy High Yield Fund (the "Fund"). The other seventeen portfolios of the Trust are described in separate prospectuses and statements of additional information.

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April 6, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below. The Fund also offers Advisor Class shares, which are offered only to investors through a separate prospectus and statement of additional information that may be obtained from the Distributor.

                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111


                        TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .  5
     DEVELOPMENT OF THE HIGH YIELD BOND MARKET     . . . . . .  5
     HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION. . . . . . . .  5
     HIGH YIELD/HIGH RISK SECURITIES . . . . . . . . . . . . .  6
     U.S. GOVERNMENT SECURITIES. . . . . . . . . . . . . . . .  7
     COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . . .  8
     CONVERTIBLE SECURITIES. . . . . . . . . . . . . . . . . .  9
     REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . . 10
     BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS . . . . 10
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . 11
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . . 12
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . . 13
     DEBT SECURITIES, IN GENERAL . . . . . . . . . . . . . . . 14
     INTERNATIONAL BOND MARKETS. . . . . . . . . . . . . . . . 14
     SMALL COMPANIES . . . . . . . . . . . . . . . . . . . . . 14
     WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS. . . 15
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . . 16
     ILLIQUID SECURITIES . . . . . . . . . . . . . . . . . . . 16
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 17
          GENERAL. . . . . . . . . . . . . . . . . . . . . . . 17
          INTEREST RATE FUTURES CONTRACTS. . . . . . . . . . . 19
          OPTIONS ON INTEREST RATE FUTURES CONTRACTS . . . . . 20
          FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
               OPTIONS . . . . . . . . . . . . . . . . . . . . 20
          RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. . 21
          COMBINED TRANSACTIONS. . . . . . . . . . . . . . . . 22
     BORROWING . . . . . . . . . . . . . . . . . . . . . . . . 23

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 23

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 25

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 26
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 26
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 27
          INITIAL SALES CHARGE SHARES. . . . . . . . . . . . . 27
          CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A . . 27
          CLASS B. . . . . . . . . . . . . . . . . . . . . . . 27
          CLASS C. . . . . . . . . . . . . . . . . . . . . . . 28
          CLASS I. . . . . . . . . . . . . . . . . . . . . . . 28
          ALL CLASSES. . . . . . . . . . . . . . . . . . . . . 28
     LETTER OF INTENT. . . . . . . . . . . . . . . . . . . . . 29
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 30
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 31
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 32
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(B)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 33
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . . 34
          SIMPLE PLANS . . . . . . . . . . . . . . . . . . . . 34
     REINVESTMENT PRIVILEGE. . . . . . . . . . . . . . . . . . 34
     RIGHTS OF ACCUMULATION. . . . . . . . . . . . . . . . . . 34
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 35
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 36

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 37

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . 39
     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. . . . . . . . . 43

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 44

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 46
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 46
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 48
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 49
          RULE 12B-1 DISTRIBUTION PLANS. . . . . . . . . . . . 49
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . 51
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 51
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 52
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 52
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 52

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 53

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 55

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 56

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 57

CONVERSION OF CLASS B SHARES . . . . . . . . . . . . . . . . . 58

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 59
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 60
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES . . . . . . . . . . . . . . . . . . . . . . . 62
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 62
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 63
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 64
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 64
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 65
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 66

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . 67
          YIELD. . . . . . . . . . . . . . . . . . . . . . . . 67
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 68
          CUMULATIVE TOTAL RETURN. . . . . . . . . . . . . . . 68
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 69

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 70

APPENDIX A
     DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P")
     AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
     CORPORATE BOND AND COMMERCIAL PAPER RATINGS . . . . . . . 71

APPENDIX B
     STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 25,
     1998 AND REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . 71



               INVESTMENT OBJECTIVES AND POLICIES

     The Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Investment Objectives and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

DEVELOPMENT OF THE HIGH YIELD BOND MARKET

     Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S.
high yield bonds now total over $350 billion, about a quarter of the entire U.S. corporate bond market.

     In the early 1970s high yield bonds emerged as a way for new companies, companies with troubled credit histories, or any company without access to more traditional financing to raise capital. The category grew and changed from a small, illiquid market for special circumstances, to a larger, more liquid market offering an alternative way to raise capital to companies of every size and structure.

     As the economy strengthened throughout the 1980s, some companies began to replace more and more of the equity in their capital structure with high yield debt. In the late 1980s, many companies had little equity supporting the outstanding debt. Those who had anticipated continuing growth and increasing cash flows to contribute to debt service found that as the economy slowed, they were unable to pay their creditors. This led to defaults and the high yield bond market nearly collapsed under the weight of several factors including a recession, the bankruptcy of a major high yield bond underwriter, and the forced withdrawal of thrifts from this market.

     Expanding companies are now turning to the high yield bond market for financing real growth. The average quality of the overall high yield bond category has improved. There are many opportunities to buy the debt of growing companies or companies that may not yet have the track record necessary to utilize more traditional sources of financing. The conditions of these borrowing companies can improve over time, and as the quality of the debt improves, the prospect for price appreciation adds to the return from income.

HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION

     The benefits of investing in high yield debt securities include the potential for superior yields and also portfolio diversification which may result in enhanced total returns with the potential for reduced overall portfolio risk.

     High yield bonds show a relatively low correlation with both stocks and investment-grade bonds. Due to this low correlation, high yield bonds offer diversification benefits to both equity and income portfolios.

HIGH YIELD/HIGH RISK SECURITIES

     The Fund invests in debt securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or BB or lower by Standard & Poor's Corporation ("S&P") and comparable unrated securities. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Below investment-grade securities (rated Ba or below by Moody's and BB or below by S&P) or unrated securities of equivalent quality in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. The Fund's achievement of its investment objectives may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Fund was investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.

     Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds.
Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of the Fund to retain or dispose of such security.

     Prices for high yield securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

   COMMERCIAL PAPER

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund's investments are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the perceived risk of its inability for repayment. An issuer's rating depends on its ability to repay its short-term obligations as measured by factors such as market position, capitalization characteristics, earnings and profitability levels, and access to sources of alternate liquidity.

CONVERTIBLE SECURITIES

     Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     The Fund may invest in convertible securities, such as corporate bonds, notes, debentures and other securities that may be converted into common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which the Fund may invest include dividend-paying preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

REPURCHASE AGREEMENTS

     Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and in the Fund's Prospectus, which are not typically associated with investing in United States securities and which may affect the Fund's performance favorably or unfavorably.

     The risks of investing in foreign securities are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause the Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

     Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

FOREIGN CURRENCIES

     Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's Custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-ship between foreign currencies and the U.S. dollar. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

     The Fund will hold cash or liquid securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

DEBT SECURITIES, IN GENERAL

      Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

INTERNATIONAL BOND MARKETS

     The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

     Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation influence the market conditions of other countries through the flow of international capital.

     Returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar.
Of course, at any time, the opposite may also be true.

SMALL COMPANIES

     Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs associated with trading in smaller company stocks may be higher than those of larger companies.

WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

     When the Fund purchases new issues of securities on a when-issued basis, the Fund's Custodian will establish a segregated account for the Fund consisting of cash or liquid securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

     Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise. For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

     Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).

The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

     The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its Custodian cash or liquid securities of an aggregate value sufficient to make payment for the securities.

ZERO COUPON BONDS

     The Fund may purchase zero coupon bonds. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

   ILLIQUID SECURITIES

     The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule
144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

     Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

     Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal
to the daily change in value of the futures contract.   This
process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contact, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

     When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

     When selling a put option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and futures options.

     INTEREST RATE FUTURES CONTRACTS. The Fund may engage in interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month U.S. Treasury bills. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

     The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result. When the Fund is not fully invested in securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

     Transactions in options on interest rate futures would enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

     RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts. See "Taxation."

   BORROWING

     Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. All borrowings will be repaid before any additional investments are made.

                     INVESTMENT RESTRICTIONS

     The Fund's investment objectives as set forth in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

     (i) Invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although the Fund may purchase and sell
            (a) securities which are secured by real estate,
            (b) securities of issuers which invest or deal in real estate, and (c) futures contracts and related options;

     (ii) Make investments in securities for the purpose of exercising control over or management of the issuer;

     (iii) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund--or of the Fund and of other accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions; the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (v) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities,
            (b) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Trust's Trustees, or (c) the entry into repurchase agreements with banks or broker-dealers;

     (vi) Borrow amounts in excess of 20% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains net asset coverage of at least 300% for all borrowings;

     (vii) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

     (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (ix) Act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

     (x) Make short sales of securities or maintain a short position;

     (xi) Issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

     (xii) Purchase securities of any one issuer (except U.S. Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.


                     ADDITIONAL RESTRICTIONS

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

     (ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

     (iii) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities;" illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;
            or

     (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and rules thereunder.

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers and (except as noted below) bears the cost of providing to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are:
Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Pan-Europe Fund, and Ivy Money Market Fund (the other seventeen series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors.) Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

     As described in the Prospectus, shareholders of the Fund have an exchange privilege with certain other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

     INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

     CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new
Class A shares.

     For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

     CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Ivy fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

     Class B shares of the Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to the Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

     For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new
Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

     The following CDSC table applies to Class B shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy High Yield Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund and Ivy Pan-Europe Fund:

                                   CONTINGENT DEFERRED SALES
                                   CHARGE AS A PERCENTAGE OF
                                   DOLLAR AMOUNT SUBJECT TO
     YEAR SINCE PURCHASE           CHARGE

     First                              5%
     Second                             4%
     Third                              3%
     Fourth                             3%
     Fifth                              2%
     Sixth                              1%
     Seventh and thereafter             0%


     CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Ivy fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

     CLASS I: Subject to the restrictions set forth in the following paragraph, Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative net asset value per Class I share.

     ALL CLASSES:   The minimum value of shares which may be
exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000 in the case of Class I shares of Ivy Global Science & Technology Fund, Ivy International Fund, Ivy International Fund II and Ivy International Small Companies Fund (generally referred to herein as the "Class I Funds"), and $250,000 in the case of Ivy High Yield Fund and Ivy Bond Fund). No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($250,000 in the case of Class I shares of the Fund).

     Each exchange will be made on the basis of the relative net asset values per share of each fund of Ivy Fund next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed
on the day of receipt.   Exchange requests received after that
time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

     Reduced sales charges apply to initial investments in Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Canada Fund, Ivy South America Fund, Ivy International Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund, Ivy International Small Companies Fund, Ivy Developing Nations Fund and Ivy Bond Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds of Ivy Fund in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

For shareholders whose retirement accounts are diversified across several funds of Ivy Fund, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund (which primarily distributes exempt-interest dividends).

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. For years before 1997, however, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than $2,000 is contributed to the IRA of one spouse. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, or, for years after 1996, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year (other than 1997, 1998 or 1999) from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more of the funds of Ivy Fund through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

REINVESTMENT PRIVILEGE

     Shareholders who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

     Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

   RIGHTS OF ACCUMULATION

     A scale of reduced sales charges applies to any investment of $100,000 or more in Class A shares of the Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). Rights of Accumulation is also applicable to current purchases of all of the funds of Ivy Fund (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy High Yield Fund, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Fund II and Ivy Pan-Europe Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IMDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for Ivy Asia Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Fund II, Ivy Pan-Europe Fund; or $100,000 or more for Ivy Bond Fund or Ivy High Yield Fund.

     At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder (except shareholders with accounts in Class I of the Class I Funds) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code.

The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

     Class A shares of the Fund are made available to Merrill
Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

     (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

     (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

     (iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
     Service Agreement.

     Alternatively, Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through
(iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions, and, therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

     IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to a particular Fund or the Trust. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

     As of the date of this SAI, the Fund had not paid any brokerage commissions.

     The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million.
The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.

The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.


                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics Research
60 Concord Street                    Corp. (instruments and
Wilmington, MA  01887                controls); Director, Burr-
Age: 74                              Brown Corp. (operational
                                     amplifiers); Director,
                                     Metritage Incorporated
                                     (level measuring
                                     instruments); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1997).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park-Box 500                Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  74                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Trustee of Mackenzie Series
                                     Trust (1988-1997); Director
                                     of The Mackenzie Funds Inc.
                                     (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Executive Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  75                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Trustee of
                                     Mackenzie Series Trust
                                     (1994-1997); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Director and
113 Landmark Lane,                   Fund Manager, Massengill-
Suite B                              DeFriece Foundation
Bristol, TN  37620-2285              (charitable organization)
Age: 77                              (1950-present); Trustee and
                                     Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present); Trustee
                                     of Mackenzie Series Trust
                                     (1985-1997); Director of
                                     The Mackenzie Funds Inc.
                                     (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present);
Harvard University                   Trustee of Mackenzie Series
Cambridge, MA 02138                  Trust (1994-1997).
Age: 72

Michael G. Landry        Trustee     President, Chief Executive
700 South Federal Hwy.   and         Officer and Director of
Suite 300                Chairman    Mackenzie Investment
Raton, FL  33432                     Management Inc. (1987-
Age: 51                              present); President,
[*Deemed to be an                    Director and Chairman of
"interested person"                  Ivy Management Inc. (1992-
of the Trust, as                     present); Chairman and
defined under the                    Director of Ivy Mackenzie
1940 Act.]                           Services Corp.(1993-
                                     present); Chairman and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994);  Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Trustee of Mackenzie Series
                                     Trust (1987-1997);
                                     President of Mackenzie
                                     Series Trust (1987-1996);
                                     Chairman of Mackenzie
                                     Series Trust (1996-
                                     present).

Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Trustee of
Unit #12                             Mackenzie Series Trust
Concord, Ontario Canada              (1985-1997); Director of
L4K 2T7                              The Mackenzie Funds Inc.
Age: 63                              (1987-1995).

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 74                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 67                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director of
                                     Polyglass LTD.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1997).

Keith J. Carlson         Trustee     Senior Vice President of
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management, Inc. (1996
Boca Raton, FL 33432                 -present); Senior Vice
Age: 41                              President and Director of
[*Deemed to be an                    Mackenzie Investment
"interested person"                  Management, Inc. (1994
of the Trust, as                     -1996); Senior Vice
defined under the                    President and Treasurer of
1940 Act.]                           Mackenzie Investment
                                     Management, Inc. (1989-
                                     1994); Senior Vice
                                     President and Director of
                                     Ivy Management Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     Trustee and President of
                                     Mackenzie Series Trust
                                     (1996-1997); Vice President
                                     of Mackenzie Series Trust
                                     (1994-1996); Treasurer of
                                     Mackenzie Series Trust
                                     (1985-1994); President,
                                     Chief Executive Officer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Executive Vice
                                     President and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer
Suite 300                            and Secretary/Treasurer
Boca Raton, FL  33432                of Mackenzie Investment
Age: 53                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     Secretary/Treasurer of The
                                     Mackenzie Funds Inc. (1993-
                                     1995); Secretary/Treasurer
                                     of Mackenzie Series Trust
                                     (1994-1997).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management Inc. (1996-
Suite 300                            present); Senior Vice
Boca Raton, FL  33432                President, Ivy Management,
Age: 56                              Inc. (1992-1996); Director
                                     and Senior Vice President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President, Mackenzie
                                     Investment Management Inc.
                                     (1990-1995).

     As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.

PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1997)

                                                       TOTAL
                            PENSION OR                 COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT     TRUSTEES
[*]

John S.          $13,722    N/A         N/A            $15,000
 Anderegg, Jr.
(Trustee)

Paul H.          $13,722    N/A         N/A            $15,000
 Broyhill
(Trustee)

Keith J.         $0         N/A         N/A            $0
 Carlson
(Trustee and
 President)

Stanley          $13,722    N/A         N/A            $15,000
  Channick
(Trustee)

Frank W.         $13,722    N/A         N/A            $15,000
 DeFriece, Jr.
(Trustee)

Roy J.           $13,722    N/A         N/A            $15,000
 Glauber
(Trustee)

Michael G.       $0         N/A         N/A            $0
 Landry
(Trustee and
 Chairman of
 the Board)

Joseph G.        $13,722    N/A         N/A            $15,000
 Rosenthal
(Trustee)

Richard N.       $13,722    N/A         N/A            $15,000
 Silverman
(Trustee)

J. Brendan       $13,722    N/A         N/A            $15,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] During the year ended December 31, 1997, the fund complex consisted of the Trust, which had 17 funds at year end, and Mackenzie Series Trust, an open-end, management investment company comprised of 4 funds that were reorganized into a series of unaffiliated investment companies on September 5, 1997.


               INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). The Agreement was approved by the sole shareholder of the Fund on March 25, 1998. Prior to shareholder approval, the Agreement was approved by the Board (including a majority of the Trustees who are neither "interested persons," as defined in the 1940 Act, of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees")) on February 7, 1998 with respect to the Fund.

     IMI is a wholly owned subsidiary of MIMI. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and registered in Ontario as a mutual fund dealer whose shares are listed for trading on the TSE. MFC provides investment advisory services to certain of the Ivy funds.

     IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940
Act: Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund, Ivy Growth Fund, Ivy US Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund and Ivy Money Market Fund.

     The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission (the "SEC") and of state securities commissions and other regulatory agencies.

     The Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.75% of its average net assets.

     Advisory fee information is not available for the Fund as of the date of this SAI.

     Under the Agreement, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     The initial term of the Agreement between IMI and the Fund, which commenced on March 25, 1998, will run for a period of two years from the date of commencement. The Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

     The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on August 25, 1996. At a meeting held on February 7, 1998, the Board approved the Distribution Agreement on behalf of the Fund. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares in accordance with, and in the manner set forth in, the Prospectus.

     Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

     As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

     The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on February 7, 1998, the Board adopted the Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows:
(i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

     RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

     Under each Plan, the Fund pays IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

     Under the Fund's Class B and Class C Plans, the Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.
Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

     Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made;
(2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

     IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount.
The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

     A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

     As of the date of this SAI, no payments had been made under the Plans with respect to the Fund.

     Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

     If the Distribution Agreement or the Distribution Plans are terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109, maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. The Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     As of the date of this SAI, no payments had been made with respect to the provision of these services for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. The Fund (except with respect to its Class I shares) pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B and Class C account. The Fund pays $10.25 per open Class I account. In addition, the Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, no payments had been made by the Fund for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of .10% of the Fund's average daily net assets. The Fund pays MIMI a monthly fee at the annual rate of .01% of its average daily net assets for Class I. As of the date of this SAI, no payments had been made by the Fund under the Administrative Services Agreement.

     Outside of providing administrative services to the Trust, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of the Fund.

AUDITORS

     Coopers & Lybrand L.L.P., independent certified public accountants, has been selected as auditors for the Trust. The audit services performed by Coopers & Lybrand L.L.P. include audits of the annual financial statements of each of the funds of the Trust.
Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                  CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

      The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Class A, Class B, Class C and Advisor Class shares for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy High Yield Fund, Ivy South America Fund, Ivy Money Market Fund, Ivy Developing Nations Fund and Ivy Pan-Europe Fund, as well as Class I shares for Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy High Yield Fund and Ivy International Small Companies Fund, and Class D shares for Ivy Growth with Income Fund. [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public. On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--Class D," which establishment and redesignation, respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

     Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's
Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if
Section 26(c) of the Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

     As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                           NET ASSET VALUE

     The share price, or value, for the separate classes of shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     The Fund's liabilities are allocated between its classes. The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday
(exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin
Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
On those days when either or both of the Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

     When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

     Valuation of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of Trustees.

     The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the Fund to do so.

                         PORTFOLIO TURNOVER

     The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. It is estimated that the portfolio turnover rate for the Fund's initial fiscal year will not exceed 100%.

                             REDEMPTIONS

     Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted,
(ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

     Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when
MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic
Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                    CONVERSION OF CLASS B SHARES

     As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                              TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least
98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December
31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain
"appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.
In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year.
Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable at the applicable mid-term or long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares.
To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund,
(2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                       PERFORMANCE INFORMATION

Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Trust may, from time to time, include the yield, the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     YIELD. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B, Class C and Class I shares) on the last day of the period, according to the following formula:

          YIELD     =    2[({(a-b)/cd} + 1){superscript 6}-1]

Where:    a         =    dividends and interest earned during the
                         period attributable to a specific class of shares,

          b         =    expenses accrued for the period
                         attributable to that class (net of
                         reimbursements),

          c         =    the average daily number of shares of that
                         class outstanding during the period that were entitled to receive dividends, and

          d         =    the maximum offering price per share (in
                         the case of Class A shares) or the net
                         asset value per share (in the case of
                         Class B shares, Class C shares and Class I shares) on the last day of the period.


     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase shares of a specific class

          T    =    the average annual total return of shares of
                    that class

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Fund shares during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for Federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

Where:    C    =    cumulative total return

          P    =    a hypothetical initial investment of $1,000 to
                    purchase shares of a specific class

          ERV  =    ending redeemable value:  ERV is the value, at
                    the end of the applicable period, of a
                    hypothetical $1,000 investment made at the beginning of the applicable period.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Fund may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.


                        FINANCIAL STATEMENTS

     The Fund's Statement of Assets and Liabilities as of March 25, 1998 and the Notes thereto are attached hereto as Appendix B.

                             APPENDIX A

DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

(a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.



                             APPENDIX B
                 STATEMENT OF ASSETS AND LIABILITIES
                        AS OF MARCH 25, 1998
                AND REPORT OF INDEPENDENT ACCOUNTANTS

IVY HIGH YIELD FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998

ASSETS
  Cash . . . . . . . . . . . . . . . . . . . .  $    50
  Deferred organization expenses . . . . . . .   64,772
  Prepaid blue sky fees. . . . . . . . . . . .   47,500
                                              ---------
     Total Assets. . . . . . . . . . . . . . .  112,322
                                              ---------
LIABILITIES
  Due to affiliate . . . . . . . . . . . . . .  112,272
                                              ---------

NET ASSETS . . . . . . . . . . . . . . . . . .  $    50
                                              ========
CLASS A:
  Net asset value and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========
  Maximum offering price
     per share
     ($10.00 x 100 / 95.25)* . . . . . . . . .  $ 10.61
                                              =========

CLASS B:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)** . . . . . .  $ 10.00
                                              =========

CLASS C:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)***. . . . . .  $ 10.00
                                              =========

CLASS I:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========

ADVISOR CLASS:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00

                                              =========

NET ASSETS CONSISTS OF:
  Capital paid-in. . . . . . . . . . . . . . .  $    50
                                              =========

*    On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 5%.
*** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 1%.

                 (See Notes to Financial Statement)

IVY HIGH YIELD FUND
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998


1. ORGANIZATION: Ivy High Yield Fund is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Class I and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund will commence operations on April 6, 1998. As of the date of this report, operations have been limited to organizational matters and the issuance of initial shares to Mackenzie Investment Management Inc. (MIMI).

2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES: Organization expenses are being amortized over a five year period from April 6, 1998, the commencement date of operations. Blue sky fees are being amortized over a one year period from April 6, 1998. Such organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

3. TRANSACTIONS WITH AFFILIATES: Ivy Management, Inc. (IMI), a wholly owned subsidiary of MIMI, is the Manager and Investment Adviser of the Fund. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of .85% of its average net assets.

MIMI provides certain administrative, accounting and pricing services for the Fund.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund.

Officers of Ivy Fund are officers and/or employees of MIMI, IMI, IMDI and IMSC. Such individuals are not compensated by the Fund for services in their capacity as officers of Ivy Fund. Trustees of Ivy Fund who are not affiliated with MIMI or IMI receive compensation from the Fund.

[Coopers & Lybrand letterhead]

                  REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Ivy High Yield Fund (the "Fund"):

We have audited the accompanying Statement of Assets and Liabilities of the Fund as of March 25, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the Statement of Assets and Liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the Statement of Assets and Liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the Statement of Assets and Liabilities. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of March 25, 1998, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.


Fort Lauderdale, Florida
March 25, 1998

                       IVY HIGH YIELD FUND

                            series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION
                      ADVISOR CLASS SHARES

                        April 6, 1998

_________________________________________________________________

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for Ivy South America Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of Ivy High Yield Fund (the "Fund"). The other seventeen portfolios of the Trust are described in separate prospectuses and statements of additional information.

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April 6, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Fund also offers Class A, Class B, Class C and Class I shares, which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.

                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111




                        TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .  4

     DEVELOPMENT OF THE HIGH YIELD BOND MARKET . . . . . . . .  4
     HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION. . . . . . . .  4
     HIGH YIELD/HIGH RISK SECURITIES . . . . . . . . . . . . .  5
     U.S. GOVERNMENT SECURITIES. . . . . . . . . . . . . . . .  6
     COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . . .  7
     CONVERTIBLE SECURITIES. . . . . . . . . . . . . . . . . .  8
     REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . .  9
     BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS . . . .  9
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . 10
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . . 11
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . . 12
     DEBT SECURITIES, IN GENERAL . . . . . . . . . . . . . . . 13
     INTERNATIONAL BOND MARKETS. . . . . . . . . . . . . . . . 13
     SMALL COMPANIES . . . . . . . . . . . . . . . . . . . . . 13
     WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS. . . 14
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . . 15
     ILLIQUID SECURITIES . . . . . . . . . . . . . . . . . . . 15
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 16
          GENERAL. . . . . . . . . . . . . . . . . . . . . . . 16
          INTEREST RATE FUTURES CONTRACTS. . . . . . . . . . . 18
          OPTIONS ON INTEREST RATE FUTURES CONTRACTS . . . . . 19
          FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
               OPTIONS . . . . . . . . . . . . . . . . . . . . 19
          RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. . 20
               COMBINED TRANSACTIONS . . . . . . . . . . . . . 21
     BORROWING . . . . . . . . . . . . . . . . . . . . . . . . 22

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 22

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 24

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 25
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 25
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 26
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 27
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 27
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 29
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(B)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 30
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . . 30
          SIMPLE PLANS . . . . . . . . . . . . . . . . . . . . 30
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 31
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 31

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 32

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . 34
     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. . . . . . . . . 38

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 39

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 41
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 41
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 43
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 44
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . 44
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 45
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 45
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 45
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 46

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 46

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 48

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 50

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 50

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 52
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 53
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES . . . . . . . . . . . . . . . . . . . . . . . 54
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 55
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 55
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 56
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 57
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 58
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 59

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . 59
          YIELD. . . . . . . . . . . . . . . . . . . . . . . . 60
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 61
          CUMULATIVE TOTAL RETURN. . . . . . . . . . . . . . . 61
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 62

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 62

APPENDIX A
     DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P")
     AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
     CORPORATE BOND AND COMMERCIAL PAPER RATINGS . . . . . . . 63

APPENDIX B
     STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 25,
     1998 AND REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . 63




               INVESTMENT OBJECTIVES AND POLICIES

     The Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Investment Objectives and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

DEVELOPMENT OF THE HIGH YIELD BOND MARKET

     Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S.
high yield bonds now total over $350 billion, about a quarter of the entire U.S. corporate bond market.

     In the early 1970s high yield bonds emerged as a way for new companies, companies with troubled credit histories, or any company without access to more traditional financing to raise capital. The category grew and changed from a small, illiquid market for special circumstances, to a larger, more liquid market offering an alternative way to raise capital to companies of every size and structure.

     As the economy strengthened throughout the 1980s, some companies began to replace more and more of the equity in their capital structure with high yield debt. In the late 1980s, many companies had little equity supporting the outstanding debt. Those who had anticipated continuing growth and increasing cash flows to contribute to debt service found that as the economy slowed, they were unable to pay their creditors. This led to defaults and the high yield bond market nearly collapsed under the weight of several factors including a recession, the bankruptcy of a major high yield bond underwriter, and the forced withdrawal of thrifts from this market.

     Expanding companies are now turning to the high yield bond market for financing real growth. The average quality of the overall high yield bond category has improved. There are many opportunities to buy the debt of growing companies or companies that may not yet have the track record necessary to utilize more traditional sources of financing. The conditions of these borrowing companies can improve over time, and as the quality of the debt improves, the prospect for price appreciation adds to the return from income.

HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION

     The benefits of investing in high yield debt securities include the potential for superior yields and also portfolio diversification which may result in enhanced total returns with the potential for reduced overall portfolio risk.

     High yield bonds show a relatively low correlation with both stocks and investment-grade bonds. Due to this low correlation, high yield bonds offer diversification benefits to both equity and income portfolios.

HIGH YIELD/HIGH RISK SECURITIES

     The Fund invests in debt securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Corporation ("S&P") and comparable unrated securities. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Below investment-grade securities (rated Ba or below by Moody's and BB or below by S&P) or unrated securities of equivalent quality in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. The Fund's achievement of its investment objectives may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Fund was investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.

     Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds.
Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of the Fund to retain or dispose of such security.

     Prices for high yield securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

   COMMERCIAL PAPER

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund's investments are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the perceived risk of its inability for repayment. An issuer's rating depends on its ability to repay its short-term obligations as measured by factors such as market position, capitalization characteristics, earnings and profitability levels, and access to sources of alternate liquidity.

CONVERTIBLE SECURITIES

     Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     The Fund may invest in convertible securities, such as corporate bonds, notes, debentures and other securities that may be converted into common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which the Fund may invest include dividend-paying preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

REPURCHASE AGREEMENTS

     Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and in the Fund's Prospectus, which are not typically associated with investing in United States securities and which may affect the Fund's performance favorably or unfavorably.

     The risks of investing in foreign securities are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause the Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

     Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

FOREIGN CURRENCIES

     Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's Custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-ship between foreign currencies and the U.S. dollar. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

     The Fund will hold cash or liquid securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

DEBT SECURITIES, IN GENERAL

      Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

INTERNATIONAL BOND MARKETS

     The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

     Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation influence the market conditions of other countries through the flow of international capital.

     Returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar.
Of course, at any time, the opposite may also be true.

SMALL COMPANIES

     Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs associated with trading in smaller company stocks may be higher than those of larger companies.

WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

     When the Fund purchases new issues of securities on a when-issued basis, the Fund's Custodian will establish a segregated account for the Fund consisting of cash or liquid securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

     Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise. For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

     Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).

The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

     The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its Custodian cash or liquid securities of an aggregate value sufficient to make payment for the securities.

 are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

   ILLIQUID SECURITIES

     The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule
144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

     Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

     Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal
to the daily change in value of the futures contract.   This
process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contact, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

     When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

     When selling a put option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and futures options.

     INTEREST RATE FUTURES CONTRACTS. The Fund may engage in interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month U.S. Treasury bills. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

     The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result. When the Fund is not fully invested in securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

     Transactions in options on interest rate futures would enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

     RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts. See "Taxation."

   BORROWING

     Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. All borrowings will be repaid before any additional investments are made.

                     INVESTMENT RESTRICTIONS

     The Fund's investment objectives as set forth in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

     (i) Invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although the Fund may purchase and sell
            (a) securities which are secured by real estate,
            (b) securities of issuers which invest or deal in real estate, and (c) futures contracts and related options;

     (ii) Make investments in securities for the purpose of exercising control over or management of the issuer;

     (iii) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund--or of the Fund and of other accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions; the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (v) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities,
            (b) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Trust's Trustees, or (c) the entry into repurchase agreements with banks or broker-dealers;

     (vi) Borrow amounts in excess of 20% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains net asset coverage of at least 300% for all borrowings;

     (vii) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

     (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (ix) Act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

     (x) Make short sales of securities or maintain a short position;

     (xi) Issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

     (xii) Purchase securities of any one issuer (except U.S. Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.


                     ADDITIONAL RESTRICTIONS

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

     (ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

     (iii) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities;" illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;
            or

     (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and rules thereunder.

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers and (except as noted below) bears the cost of providing to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are:
Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Pan-Europe Fund, and Ivy Money Market Fund (the other seventeen series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $250 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice from the shareholder. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

     As described in the Prospectus, Advisor Class shareholders of the Fund have an exchange privilege with certain other Ivy funds (except Ivy International Fund). Before effecting an exchange, shareholders should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

     Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative net asset value per Advisor Class share. The minimum amount of Advisor Class shares that may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of the Fund to less than $10,000. Exchanges are available only in states where the exchange can legally be made.

     Each exchange will be made on the basis of the relative net asset values per share of each fund of Ivy Fund next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed
on the day of receipt.   Exchange requests received after that
time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds of Ivy Fund in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

For shareholders whose retirement accounts are diversified across several funds of Ivy Fund, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund (which primarily distributes exempt-interest dividends).

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. For years before 1997, however, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than $2,000 is contributed to the IRA of one spouse. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, or, for years after 1996, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year (other than 1997, 1998 or 1999) from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more of the funds of Ivy Fund through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code.

The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions, and, therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

     IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to a particular Fund or the Trust. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

     As of the date of this SAI, the Fund had not paid any brokerage commissions.

     The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million.
The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.

The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics Research
60 Concord Street                    Corp. (instruments and
Wilmington, MA  01887                controls); Director, Burr-
Age: 74                              Brown Corp. (operational
                                     amplifiers); Director,
                                     Metritage Incorporated
                                     (level measuring
                                     instruments); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1997).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park-Box 500                Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  74                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Trustee of Mackenzie Series
                                     Trust (1988-1997); Director
                                     of The Mackenzie Funds Inc.
                                     (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Executive Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  75                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Trustee of
                                     Mackenzie Series Trust
                                     (1994-1997); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Director and
113 Landmark Lane,                   Fund Manager, Massengill-
Suite B                              DeFriece Foundation
Bristol, TN  37620-2285              (charitable organization)
Age: 77                              (1950-present); Trustee and
                                     Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present); Trustee
                                     of Mackenzie Series Trust
                                     (1985-1997); Director of
                                     The Mackenzie Funds Inc.
                                     (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present);
Harvard University                   Trustee of Mackenzie Series
Cambridge, MA 02138                  Trust (1994-1997).
Age: 72

Michael G. Landry        Trustee     President, Chief Executive
700 South Federal Hwy.   and         Officer and Director of
Suite 300                Chairman    Mackenzie Investment
Raton, FL  33432                     Management Inc. (1987-
Age: 51                              present); President,
[*Deemed to be an                    Director and Chairman of
"interested person"                  Ivy Management Inc. (1992-
of the Trust, as                     present); Chairman and
defined under the                    Director of Ivy Mackenzie
1940 Act.]                           Services Corp.(1993-
                                     present); Chairman and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994);  Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Trustee of Mackenzie Series
                                     Trust (1987-1997);
                                     President of Mackenzie
                                     Series Trust (1987-1996);
                                     Chairman of Mackenzie
                                     Series Trust (1996-
                                     present).

Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Trustee of
Unit #12                             Mackenzie Series Trust
Concord, Ontario Canada              (1985-1997); Director of
L4K 2T7                              The Mackenzie Funds Inc.
Age: 63                              (1987-1995).

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 74                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 67                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director of
                                     Polyglass LTD.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1997).

Keith J. Carlson         Trustee     Senior Vice President of
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management, Inc. (1996
Boca Raton, FL 33432                 -present); Senior Vice
Age: 41                              President and Director of
[*Deemed to be an                    Mackenzie Investment
"interested person"                  Management, Inc. (1994
of the Trust, as                     -1996); Senior Vice
defined under the                    President and Treasurer of
1940 Act.]                           Mackenzie Investment
                                     Management, Inc. (1989-
                                     1994); Senior Vice
                                     President and Director of
                                     Ivy Management Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     Trustee and President of
                                     Mackenzie Series Trust
                                     (1996-1997); Vice President
                                     of Mackenzie Series Trust
                                     (1994-1996); Treasurer of
                                     Mackenzie Series Trust
                                     (1985-1994); President,
                                     Chief Executive Officer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Executive Vice
                                     President and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer
Suite 300                            and Secretary/Treasurer
Boca Raton, FL  33432                of Mackenzie Investment
Age: 53                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     Secretary/Treasurer of The
                                     Mackenzie Funds Inc. (1993-
                                     1995); Secretary/Treasurer
                                     of Mackenzie Series Trust
                                     (1994-1997).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management Inc. (1996-
Suite 300                            present); Senior Vice
Boca Raton, FL  33432                President, Ivy Management,
Age: 56                              Inc. (1992-1996); Director
                                     and Senior Vice President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President, Mackenzie
                                     Investment Management Inc.
                                     (1990-1995).

     As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.

PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.



                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1997)

                                                       TOTAL
                            PENSION OR                 COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT
TRUSTEES[*]

John S.          $13,722    N/A         N/A            $15,000
 Anderegg, Jr.
(Trustee)

Paul H.          $13,722    N/A         N/A            $15,000
 Broyhill
(Trustee)

Keith J.         $0         N/A         N/A            $0
 Carlson
(Trustee and
 President)

Stanley          $13,722    N/A         N/A            $15,000
  Channick
(Trustee)

Frank W.         $13,722    N/A         N/A            $15,000
 DeFriece, Jr.
(Trustee)

Roy J.           $13,722    N/A         N/A            $15,000
 Glauber
(Trustee)

Michael G.       $0         N/A         N/A            $0
 Landry
(Trustee and
 Chairman of
 the Board)

Joseph G.        $13,722    N/A         N/A            $15,000
 Rosenthal
(Trustee)

Richard N.       $13,722    N/A         N/A            $15,000
 Silverman
(Trustee)

J. Brendan       $13,722    N/A         N/A            $15,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] During the year ended December 31, 1997, the fund complex consisted of the Trust, which had 17 funds at year end, and Mackenzie Series Trust, an open-end, management investment company comprised of 4 funds that were reorganized into series of unaffiliated investment companies on September 5, 1997.




                INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). The Agreement was approved by the sole shareholder of the Fund on March 25, 1998. Prior to shareholder approval, the Agreement was approved by the Board (including a majority of the Trustees who are neither "interested persons," as defined in the 1940 Act, of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees")) on February 7, 1998 with respect to the Fund.

     IMI is a wholly owned subsidiary of MIMI. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and registered in Ontario as a mutual fund dealer whose shares are listed for trading on the TSE. MFC provides investment advisory services to certain of the Ivy funds.

     IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act: Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund, Ivy Growth Fund, Ivy US Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund and Ivy Money Market Fund.

     The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission (the "SEC") and of state securities commissions and other regulatory agencies.

     The Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.75% of its average net assets.

     Advisory fee information is not available for the Fund as of the date of this SAI.

     Under the Agreement, the Trust pays the following expenses:
(1) the fees and expenses of the Trust's Independent Trustees;
(2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     The initial term of the Agreement between IMI and the Fund, which commenced on March 25, 1998, will run for a period of two years from the date of commencement. The Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either
(a) by the vote of a majority of the outstanding voting securi-ties (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

     The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.

The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on August 25, 1996. At a meeting held on February 7, 1998, the Board approved the Distribution Agreement on behalf of the Fund. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

     As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

     The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

     IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

     If the Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which it has not been terminated (or have been renewed).

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on February 7, 1998, the Board adopted the Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109, maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. The Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     As of the date of this SAI, no payments had been made with respect to the provision of these services for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. For these services, the Fund pays a monthly fee at an annual rate of $20.00 for each open Advisor Class account. In addition, the Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, no payments had been made by the Fund for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of
 .10% of the average daily net assets of its Advisor Class shares.

As of the date of this SAI, no payments had been made by the Fund under the Administrative Services Agreement.

AUDITORS

     Coopers & Lybrand L.L.P., independent certified public accountants, has been selected as auditors for the Trust. The audit services performed by Coopers & Lybrand L.L.P. include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).

When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

      The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund.

The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Class A, Class B, Class C and Advisor Class for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy High Yield Fund, Ivy South America Fund, Ivy Money Market Fund, Ivy Developing Nations Fund and Ivy Pan-Europe Fund, as well as Class I shares for Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy High Yield Fund and Ivy International Small Companies Fund, and
Class D shares for Ivy Growth with Income Fund. [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public. On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund-- Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--Class D," which establishment and redesignation, respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

     Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).

Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

     As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                         NET ASSET VALUE

     The share price, or value, for the separate classes of shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     The Fund's liabilities are allocated between its classes. The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

     When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

     Valuations of below investment-grade securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of Trustees.

     The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the Fund to do so.

                       PORTFOLIO TURNOVER

     The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. It is estimated that the portfolio turnover rate for the Fund's initial fiscal year will not exceed 100%.

                           REDEMPTIONS

     Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

     Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment, including sales charges paid, of less than $10,000 in the Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                            TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable at the applicable mid-term or long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares.

To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                     PERFORMANCE INFORMATION

     Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to:
(i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Trust may, from time to time, include the yield, the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     YIELD. Quotations of yield for Adviser Class shares of the Fund will be based on all investment income attributable to that Class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that Class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that Class earned during the period by the net asset value per share on the last day of the period, according to the following formula:

          YIELD     =    2[({(a-b)/cd} + 1){superscript 6}-1]

Where:    a         =    dividends and interest earned during the
                         period attributable to Advisor Class
                         shares,

          b         =    expenses accrued for the period
                         attributable to that Class (net of
                         reimbursements),

          c         =    the average daily number of shares of
                         that Class outstanding during the period that were entitled to receive dividends, and

          d         =    the net asset value per share on the
                         last day of the period.


     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for Adviser Class shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase Adviser Class shares

          T    =    the average annual total return of Adviser
                    Class shares

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for Advisor Class shares of the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Advisor Class shares of the Fund during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for Federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in Advisor Class shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's Advisor Class shares and assume that all dividends and capital gains distributions during the period were reinvested in Advisor Class shares of the Fund. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in Advisor Class shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

Where:    C    =    cumulative total return

          P    =    a hypothetical initial investment of $1,000
                    to purchase Advisor Class shares

          ERV  =    ending redeemable value:  ERV is the value,
                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Fund may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others:

AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                      FINANCIAL STATEMENTS

     The Fund's Statement of Assets and Liabilities as of
March 25, 1998 and the Notes thereto are attached hereto as Appendix B.

                           APPENDIX A

DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue  (Moody's
Investors Service, New York, 1994), and "Standard & Poor's
Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New
York, 1997).]

MOODY'S:

(a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing.   Such issues may
be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers rated Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.



                           APPENDIX B
               STATEMENT OF ASSETS AND LIABILITIES
                      AS OF MARCH 25, 1998
              AND REPORT OF INDEPENDENT ACCOUNTANTS

IVY HIGH YIELD FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998

ASSETS
  Cash . . . . . . . . . . . . . . . . . . . .  $    50
  Deferred organization expenses . . . . . . .   64,772
  Prepaid blue sky fees. . . . . . . . . . . .   47,500
                                              ---------
     Total Assets. . . . . . . . . . . . . . .  112,322
                                              ---------
LIABILITIES
  Due to affiliate . . . . . . . . . . . . . .  112,272
                                              ---------

NET ASSETS . . . . . . . . . . . . . . . . . .  $    50
                                              ========
CLASS A:
  Net asset value and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========
  Maximum offering price
     per share
     ($10.00 x 100 / 95.25)* . . . . . . . . .  $ 10.61
                                              =========

CLASS B:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)** . . . . . .  $ 10.00
                                              =========

CLASS C:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)***. . . . . .  $ 10.00
                                              =========

CLASS I:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========

ADVISOR CLASS:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00

                                              =========

NET ASSETS CONSISTS OF:
  Capital paid-in. . . . . . . . . . . . . . .  $    50
                                              =========

* On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 5%.
*** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 1%.

(See Notes to Financial Statement)

IVY HIGH YIELD FUND
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998


1.ORGANIZATION: Ivy High Yield Fund is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Class I and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund will commence operations on April 6, 1998. As of the date of this report, operations have been limited to organizational matters and the issuance of initial shares to Mackenzie Investment Management Inc. (MIMI).

2.ORGANIZATION COSTS AND PREPAID BLUE SKY FEES: Organization expenses are being amortized over a five year period from April 6, 1998, the commencement date of operations. Blue sky fees are being amortized over a one year period from April 6, 1998. Such organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

3.TRANSACTIONS WITH AFFILIATES: Ivy Management, Inc. (IMI), a wholly owned subsidiary of MIMI, is the Manager and Investment Adviser of the Fund. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of .85% of its average net assets.

MIMI provides certain administrative, accounting and pricing services for the Fund.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund.

Officers of Ivy Fund are officers and/or employees of MIMI, IMI, IMDI and IMSC. Such individuals are not compensated by the Fund for services in their capacity as officers of Ivy Fund. Trustees of Ivy Fund who are not affiliated with MIMI or IMI receive compensation from the Fund.

[Coopers & Lybrand letterhead]

                REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Ivy High Yield Fund (the "Fund"):

We have audited the accompanying Statement of Assets and Liabilities of the Fund as of March 25, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the Statement of Assets and Liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the Statement of Assets and Liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the Statement of Assets and Liabilities. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of March 25, 1998, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.


Fort Lauderdale, Florida
March 25, 1998

PART C.   OTHER INFORMATION

Item 24:  Financial Statements and Exhibits

     (a)  Financial Statements:

          Included in Part A:  None

          Included in Part B:

          Statement of Assets and Liabilities as of March 25,
          1998 and Report of Independent Accountants.

     (b)  Exhibits:

          1. (a) Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment
                    No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment
                    No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d)  Establishment and Designation of Additional
                    Series (Ivy Emerging Growth Fund), filed with
                    Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (e) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g)  Establishment and Designation of Additional
                    Series (Ivy China Region Fund), filed with
                    Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (h) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund-- Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 74 for Registration Statement No. 2-17613 and incorporated by reference herein.

               (i)  Establishment and Designation of Additional
                    Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (j) Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund-- Class A and Class B, Ivy New Century Fund-- Class A and Class B), filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (k) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (l) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term U.S. Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (m)  Redesignation of Ivy Short-Term U.S.
                    Government Securities Fund as Ivy Short-Term
                    Bond Fund, filed with Post-Effective
                    Amendment No. 81 to Registration Statement
                    No. 2-17613 and incorporated by reference herein.

               (n) Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund-- Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund-- Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund-- Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund-- Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (q) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund-- Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (r) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (t) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund-- Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund-- Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (u) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 to Registration Statement 2-17613 and incorporated by reference herein.

               (v)  Redesignation of Series and Classes and
                    Establishment and Designation of Additional
                    Class (Ivy International Bond Fund
                    redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with this Post-Effective Amendment No. 98 to Registration Statement 2-17613.

          2.   By-Laws, as amended, filed with Post-Effective
               Amendment No. 48 to Registration Statement No. 2-
               17613 and incorporated by reference herein.

          3.   Not Applicable

          4. (a) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b)  Specimen Security for Ivy Emerging Growth
                    Fund, filed with Post-Effective Amendment No.
                    70 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (d) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (f)  Specimen Security for Ivy International Bond
                    Fund, filed with Post-Effective Amendment No.
                    76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

          5. (a) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc., filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-17613 and incorporated by the reference herein.

               (c)  Assignment Agreement relating to Subadvisory
                    Contract, filed with Post-Effective Amendment
                    No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Form of Business Management and Investment Advisory Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Form of Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h) Form of Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 81 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (j)  Master Business Management Agreement between
                    Ivy Fund and Ivy Management, Inc., filed with
                    Post-Effective Amendment No. 81 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (k)  Form of Supplement to Master Business
                    Agreement between Ivy Fund and Ivy
                    Management, Inc. (Ivy Canada Fund), filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (l)  Form of Investment Advisory Agreement between
                    Ivy Fund and Mackenzie Financial Corporation, filed with Post-Effective Amendment No. 77 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (m)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (n)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o)  Form of Supplement to Master Business
                    Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (q)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (r)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (t) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy High Yield
                    Fund), filed with this Post-Effective
                    Amendment No. 98 to Registration Statement
                    No. 2-17613.

          6. (a) Dealer Agreement, as amended and, filed with Post-Effective Amendment No. 70 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (b) Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (c)  Addendum to Amended and Restated Distribution
                    Agreement, filed with Post-Effective
                    Amendment No. 73 to Registration Statement
                    No. 2-17613 and incorporated by reference herein.

               (d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e)  Form of Addendum to Amended and Restated
                    Distribution Agreement (Class C), filed with
                    Post-Effective Amendment No. 84 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class
                    I), filed with Post-Effective Amendment No.
                    89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h)  Form of Addendum to Amended and Restated
                    Distribution Agreement (Ivy Pan-Europe Fund--
                    Class A, Class B and Class C), filed with
                    Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
                    I), filed with Post-Effective Amendment No.
                    94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (j)  Form of Addendum to Amended and Restated
                    Distribution Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (k) Addendum to Amended and Restated Distribution Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
                    Fund), filed with this Post-Effective
                    Amendment No. 98 to Registration Statement
                    No. 2-17613.

               (l)  Addendum to Amended and Restated Distribution
                    Agreement (Ivy High Yield Fund), filed with this Post-Effective Amendment No. 98 to
                    Registration Statement No. 2-17613.

          7.   Not Applicable

          8.   Custodian Agreement between Ivy Fund and Brown
               Brothers Harriman & Co., filed with Post-Effective
               Amendment No. 74 to Registration No. 2-17613 and incorporated by reference herein.

          9. (a) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b)  Addendum to Administrative Services Agreement
                    Supplement for Ivy International Fund, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (c) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with
                    Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (d) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (f) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (h) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (i) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (j) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (k)  Assignment Agreement relating to Transfer
                    Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (l) Form of Administrative Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (m) Form of Administrative Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (n) Form of Fund Accounting Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o) Form of Fund Accounting Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p)  Form of Administrative Services Agreement
                    Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (q)  Form of Fund Accounting Services Agreement
                    Supplement for International Bond Fund, filed with Post-Effective Amendment No. 76 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (r) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (t) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 81 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (u) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 81 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (v) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (w)  Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement (Class C), filed with Post-Effective Amendment No. 84 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (x) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (y) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (z)  Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (aa) Form of Administrative Services Agreement
                    Supplement for Ivy Global Natural Resources
                    Fund, Ivy Asia Pacific Fund and Ivy
                    International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (bb) Form of Fund Accounting Services Agreement
                    Supplement for Ivy Global Natural Resources
                    Fund, Ivy Asia Pacific Fund and Ivy
                    International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (cc) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (dd) Form of Administrative Services Agreement
                    Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (ee) Form of Fund Accounting Services Agreement
                    Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (ff) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy Pan-
                    Europe Fund, filed with Post-Effective
                    Amendment No. 94 to Registration Statement
                    No. 2-17613 and incorporated by reference herein.

               (gg) Form of Administrative Services Agreement
                    Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (hh) Form of Fund Accounting Services Agreement
                    Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (ii) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy
                    International Fund II, filed with Post-
                    Effective Amendment No. 94 to Registration
                    Statement No. 2-17613 and incorporated by reference herein.

               (jj) Form of Administrative Services Agreement
                    Supplement (Advisor Class) for Ivy Asia
                    Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (kk) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement (Advisor
                    Class), filed with Post-Effective Amendment
                    No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (ll) Addendum to Administrative Services Agreement
                    (Ivy Developing Nations Fund, Ivy South
                    America Fund, Ivy US Emerging Growth Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (mm) Addendum to Fund Accounting Services
                    Agreement (Ivy Developing Nations Fund, Ivy
                    South America Fund, Ivy US Emerging Growth
                    Fund), filed with this Post-Effective
                    Amendment No. 98 to Registration Statement
                    No. 2-17613.

               (nn) Addendum to Transfer Agency and Shareholder
                    Services Agreement (Ivy Developing Nations
                    Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (oo) Addendum to Fund Accounting Services
                    Agreement (Ivy High Yield Fund), filed with this Post-Effective Amendment No. 98 to
                    Registration Statement No. 2-17613.

               (pp) Addendum to Administrative Services Agreement
                    (Ivy High Yield Fund), filed with this Post-
                    Effective Amendment No. 98 to Registration
                    Statement No. 2-17613.

          10. Opinion and consent of counsel with respect to Registrant's Ivy High Yield Fund filed with this
               Post-Effective Amendment No. 98 to Registration
               Statement No. 2-17613.

          11. (a) Consent of independent accountants filed with this Post-Effective Amendment No. 98 to
                    Registration Statement No. 2-17613.

               (b) Report of independent accountants filed with this Post-Effective Amendment No. 98 to
                    Registration Statement No. 2-17613.

          12.  Not applicable.

          13.  Not applicable.

          14.  Not applicable.

          15. (a) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d) Form of Rule 12b-1 Related Agreement, filed with Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (e) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (i)  Form of Supplement to Distribution Plan for
                    Ivy Growth with Income Fund Class C Shares
                    (Redesignation as Class D Shares), filed with
                    Post-Effective Amendment No. 84 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (j) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (k) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology
                    Fund), filed with Post-Effective Amendment
                    No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (l) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (m) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (n) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (q)  Form of Supplement to Master Amended and
                    Restated Distribution Plan for Ivy Fund Class
                    A Shares (Ivy Pan-Europe Fund), filed with
                    Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (r) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe
                    Fund), filed with Post-Effective Amendment
                    No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe
                    Fund), filed with Post-Effective Amendment
                    No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (t) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (u) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (v) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (w) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (x) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (y) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (z) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund), filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

               (aa) Supplement to Distribution Plan for Ivy Fund
                    Class B Shares (Ivy High Yield Fund), filed with this Post-Effective Amendment No. 98 to
                    Registration Statement No. 2-17613.

               (bb) Supplement to Distribution Plan for Ivy Fund
                    Class C Shares (Ivy High Yield Fund), filed with this Post-Effective Amendment No. 98 to
                    Registration Statement No. 2-17613.


          16.  Schedule of Computation of Standardized
               Performance Quotations, filed with Post-Effective
               Amendment No. 71 to Registration Statement No. 2-
               17613 and incorporated by reference herein.

          17.  Not applicable.

          18. (a) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with
                    Post-Effective Amendment No. 83 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (b) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with this Post-Effective Amendment No. 98 to Registration Statement No. 2-17613.

25.  Not applicable

26.  Number of Holders of Securities

Fund:               Date           Class     Record Holders

Ivy Asia Pacific    02/28/98       Class A       135
Fund                               Class B        89
                                   Class C       124
                                   Advisor Class   0

Ivy Bond Fund       02/28/98       Class A     4,776
                                   Class B       758
                                   Class C       110
                                   Class I         0
                                   Advisor Class   7

Ivy Canada Fund     02/28/98       Class A     1,644
                                   Class B       146
                                   Class C        22
                                   Advisor Class   0

Ivy China Region    02/28/98       Class A     2,079
Fund                               Class B     1,135
                                   Class C       106
                                   Advisor Class   1

Ivy Developing      02/28/98       Class A       869
Nations Fund                       Class B       808
                                   Class C       224
                                   Advisor Class   0

Ivy Global Fund     02/28/98       Class A     1,388
                                   Class B       806
                                   Class C       370
                                   Advisor Class   0

Ivy Global Natural  02/28/98       Class A       198
Resources Fund                     Class B       172
                                   Class C        14
                                   Advisor Class   0

Ivy Global Science  02/28/98       Class A       890
& Technology Fund                  Class B       735
                                   Class C       370
                                   Class I         0
                                   Advisor Class   0

Ivy Growth Fund     02/28/98       Class A    26,904
                                   Class B       309
                                   Class C        17
                                   Advisor Class   0

Ivy Growth with     02/28/98       Class A     6,104
Income Fund                        Class B     1,391
                                   Class C       134
                                   Class D         0
                                   Advisor Class   0

Ivy High Yield      02/28/98       Class A         0
Fund                               Class B         0
                                   Class C         0
                                   Class I         0
                                   Advisor Class   0

Ivy International   02/28/98       Class A    27,928
Fund                               Class B    21,416
                                   Class C     3,631
                                   Class I       400
                                   Advisor Class   0

Ivy International   02/28/98       Class A     1,100
Fund II                            Class B     1,910
                                   Class C       564
                                   Class I         0
                                   Advisor Class   1

Ivy International   02/28/98       Class A       110
Small Companies Fund               Class B        94
                                   Class C        32
                                   Class I         0
                                   Advisor Class   0

Ivy Money Market    02/28/98       Class A     2,276
Fund                               Class B       203
                                   Class C        21

Ivy Pan-Europe      02/28/98       Class A        35
Fund                               Class B        25
                                   Class C         3
                                   Advisor Class   0

Ivy South America   02/28/98       Class A       398
Fund                               Class B       219
                                   Class C        18
                                   Advisor Class   0

Ivy US Emerging     02/28/98       Class A     5,393
Growth Fund                        Class B     3,747
                                   Class C       434
                                   Advisor Class   1

27.  Indemnification

A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement
No. 2-17613 and incorporated by reference herein.

28.  Business and Other Connections of Investment Adviser

Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to the Trust, Mackenzie Financial Corporation, the adviser to Ivy Canada Fund, and Northern Cross Investments Limited (the successor to Boston Overseas Investors, Inc.), the subadviser to Ivy International Fund.

The list required by this Item 28 of officers and directors of Ivy Management, Inc. and Northern Cross Investments Limited, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

29.  Principal Underwriters

(a)Ivy Mackenzie Distribution, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

     (b) The information required by this Item 29 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

     (c)  Not applicable

30.  Location of Accounts and Records

     The information required by this item is incorporated by reference to Item 7 of Part II of Post-Effective Amendment
     No. 46 to Registration Statement No. 2-17613.

31.  Not applicable

32.  Undertakings

     (a)  Not applicable

     (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 98 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 98 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of March, 1998.

                                        IVY FUND

                                        By:  Keith J. Carlson**
By:  JOSEPH R. FLEMING                  President
     Attorney-in-fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 98 to the Registration
Statement
has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES               TITLE                    DATE

MICHAEL G. LANDRY*       Trustee and Chairman     3/30/98
                         (Chief Executive Officer)

JOHN S. ANDEREGG, JR.*   Trustee                  3/30/98

PAUL H. BROYHILL*        Trustee                  3/30/98

STANLEY CHANNICK*        Trustee                  3/30/98

FRANK W. DEFRIECE, JR.*  Trustee                  3/30/98

ROY J. GLAUBER*          Trustee                  3/30/98

KEITH J. CARLSON**       Trustee and President    3/30/98

JOSEPH G. ROSENTHAL*     Trustee                  3/30/98

RICHARD N. SILVERMAN*    Trustee                  3/30/98

J. BRENDAN SWAN*         Trustee                  3/30/98

C. WILLIAM FERRIS*       Treasurer (Chief         3/30/98
                         Financial Officer)

By:  JOSEPH R. FLEMING
     Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to
     Registration Statement No. 2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement
No.
     2-17613.

                             EXHIBIT INDEX



1(v) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International
           Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established)

5(s)       Addendum to Master Business Management and Investment
           Advisory Agreement between Ivy Fund and Ivy
Management,
           Inc. (Ivy Developing Nations Fund, Ivy South America
           Fund, Ivy US Emerging Growth Fund)

5(t)       Supplement to Master Business Management and
Investment
           Advisory Agreement between Ivy Fund and Ivy
Management,
           Inc. (Ivy High Yield Fund)

6(k)       Addendum to Amended and Restated Distribution
Agreement
           (Ivy Developing Nations Fund, Ivy South America Fund,
           Ivy US Emerging Growth Fund)

6(l)       Addendum to Amended and Restated Distribution
Agreement
           (Ivy High Yield Fund)

9(ll)      Addendum to Administrative Services Agreement (Ivy
           Developing Nations Fund, Ivy South America Fund, Ivy
US
           Emerging Growth Fund)

9(mm)      Addendum to Fund Accounting Services Agreement (Ivy
           Developing Nations Fund, Ivy South America Fund, Ivy
US
           Emerging Growth Fund)

9(nn)      Addendum to Transfer Agency and Shareholder Services
           Agreement (Ivy Developing Nations Fund, Ivy South
           America Fund, Ivy US Emerging Growth Fund, Ivy High
           Yield Fund)

9(oo)      Addendum to Fund Accounting Services Agreement (Ivy
           High Yield Fund)

9(pp)      Addendum to Administrative Services Agreement (Ivy
High
           Yield Fund)

10 Opinion and consent of counsel with respect to Registrant's Ivy High Yield Fund

11(a) Consent of independent accountants filed with this Post-Effective Amendment No. 98 to Registration
           Statement No. 2-17613.

11(b)      Report of independent accountants filed with this
Post-
           Effective Amendment No. 98 to Registration Statement
           No. 2-17613.


15(w)      Amendment to Master Amended and Restated Distribution
           Plan for Ivy Fund Class A Shares (Ivy Developing
           Nations Fund, Ivy South America Fund, Ivy US Emerging
           Growth Fund)

15(x)      Amendment to Distribution Plan for Ivy Fund Class B
           Shares (Ivy Developing Nations Fund, Ivy South America
           Fund, Ivy US Emerging Growth Fund)

15(y)      Amendment to Distribution Plan for Ivy Fund Class C
           Shares (Ivy Developing Nations Fund, Ivy South America
           Fund, Ivy US Emerging Growth Fund)

15(z)      Supplement to Master Amended and Restated Distribution
           Plan for Ivy Fund Class A Shares (Ivy High Yield Fund)

15(aa)     Supplement to Distribution Plan for Ivy Fund Class B
           Shares (Ivy High Yield Fund)

15(bb)     Supplement to Distribution Plan for Ivy Fund Class C
           Shares (Ivy High Yield Fund)

18(h)      Amended and Restated Plan adopted pursuant to Rule
18f-
           3 under the Investment Company Act of 1940